UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2022

Date of reporting period:	3/31/2022

Item 1 – Reports to Stockholders

PGIM BALANCED FUND

SEMIANNUAL REPORT

MARCH 31, 2022

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Balanced Fund informative and useful. The report covers performance for the six-month period ended March 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Balanced Fund

May 15, 2022

PGIM Balanced Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception(%)

Class A	0.01	1.46	7.38	8.00	—

Class C	-0.34	3.09	7.29	7.58	—

Class R	-0.24	4.31	7.60	8.01	—

Class Z	0.12	5.05	8.37	8.66	—

Class R6	0.20	5.19	N/A	N/A	7.68 (11/28/2017)

Customized Blend Index

	-0.44	4.60	9.29	8.58	—

Bloomberg US Aggregate Bond Index

	-5.92	-4.15	2.14	2.24	—

S&P 500 Index

	5.92	15.64	15.98	14.63	—

Average Annual Total Returns as of 3/31/22 Since Inception (%)

Class R6 (11/28/2017)

Customized Blend Index	8.59

Bloomberg US Aggregate Bond Index	1.96

S&P 500 Index	15.22

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Customized Blend Index*—The Customized Blend Index is unmanaged and intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. S&P 500 Index (44%) provides a broad indicator of domestic stock price movements in large cap stocks; Bloomberg US Aggregate Bond Index (40%) includes investment grade securities issued by the US government, its agencies, and by corporations with between 1 and 10 years remaining to maturity; Russell 2000 Index (4%) contains the 2,000 smallest US companies included in the Russell 3000 Index, which gives a broad look at how stock prices of smaller companies have performed; and MSCI ACWI ex US Index (12%) is a stock market index comprising of non-US stocks from 23 developed markets and 26 emerging markets. Note: Prior to February 3, 2020, the Customized Blend Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%).

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

PGIM Balanced Fund	5

Your Fund’s Performance (continued)

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 3/31/22

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.1%
Microsoft Corp.	Software	3.1%
U.S. Treasury Bonds, 2.250%, 05/15/41	U.S. Treasury Obligations	2.0%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.5%
U.S. Treasury Notes, 1.250%, 06/30/28	U.S. Treasury Obligations	1.4%
Tesla, Inc.	Automobiles	1.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.1%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.1%
U.S. Treasury Bonds, 2.500%, 02/15/46	U.S. Treasury Obligations	0.9%
Johnson & Johnson	Pharmaceuticals	0.7%

Holdings reflect only long-term investments.

6	Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Balanced Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Balanced Fund		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.10	1.00%	$4.99

	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04

Class C	Actual	$1,000.00	$ 996.60	1.78%	$8.86

	Hypothetical	$1,000.00	$1,016.06	1.78%	$8.95

Class R	Actual	$1,000.00	$ 997.60	1.47%	$7.32

	Hypothetical	$1,000.00	$1,017.60	1.47%	$7.39

Class Z	Actual	$1,000.00	$1,001.20	0.79%	$3.94

	Hypothetical	$1,000.00	$1,020.99	0.79%	$3.98

Class R6	Actual	$1,000.00	$1,002.00	0.65%	$3.24

	Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS 60.1%

Aerospace & Defense 0.6%
General Dynamics Corp.	8,500	$2,050,030
L3Harris Technologies, Inc.	3,700	919,339
Lockheed Martin Corp.	777	342,968
Parsons Corp.*	1,800	69,660
Raytheon Technologies Corp.	28,257	2,799,421
Vectrus, Inc.*	1,480	53,073

		6,234,491

Air Freight & Logistics 0.6%
Deutsche Post AG (Germany)	19,415	927,788
FedEx Corp.	12,400	2,869,236
Hub Group, Inc. (Class A Stock)*	1,900	146,699
Radiant Logistics, Inc.*	8,839	56,305
United Parcel Service, Inc. (Class B Stock)	10,100	2,166,046

		6,166,074

Airlines 0.0%
Mesa Air Group, Inc.*	8,800	38,720
SkyWest, Inc.*	3,560	102,706

		141,426

Auto Components 0.2%
Adient PLC*	3,300	134,541
ARB Corp. Ltd. (Australia)	16,372	503,756
Cie Generale des Etablissements Michelin SCA (France)	4,472	605,548
Goodyear Tire & Rubber Co. (The)*	8,100	115,749
Shoei Co. Ltd. (Japan)	2,600	96,996
Tenneco, Inc. (Class A Stock)*	9,800	179,536
Visteon Corp.*	1,300	141,869

		1,777,995

Automobiles 1.9%
Astra International Tbk PT (Indonesia)	132,300	59,905
Bayerische Motoren Werke AG (Germany)	1,690	145,629
BYD Co. Ltd. (China) (Class H Stock)	28,000	781,155
Ford Motor Co.	173,200	2,928,812
Ford Otomotiv Sanayi A/S (Turkey)	24,047	489,602
Kia Corp. (South Korea)	11,671	706,467
Lordstown Motors Corp. (Class A Stock)*	23,900	81,499

See Notes to Financial Statements.

PGIM Balanced Fund      9

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Automobiles (cont’d.)
Mercedes-Benz Group AG (Germany)	5,408	$378,623
Suzuki Motor Corp. (Japan)	1,900	65,050
Tesla, Inc.*	12,900	13,901,040
Toyota Motor Corp. (Japan)	8,270	149,432
Trigano SA (France)	2,871	418,460
Winnebago Industries, Inc.	2,800	151,284
Yamaha Motor Co. Ltd. (Japan)	2,000	44,880

		20,301,838

Banks 3.3%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	25,530	72,871
Agricultural Bank of China Ltd. (China) (Class H Stock)	160,000	61,240
Amalgamated Financial Corp.	2,300	41,331
Banc of California, Inc.	7,700	149,072
Banco de Chile (Chile)	549,120	58,792
Banco do Brasil SA (Brazil)	46,800	340,110
Banco Santander Brasil SA (Brazil), UTS	22,800	173,596
Banco Santander SA (Spain)	93,525	318,137
Bancorp, Inc. (The)*	3,100	87,823
Bank Hapoalim BM (Israel)	6,620	65,517
Bank Leumi Le-Israel BM (Israel)	73,952	800,599
Bank of America Corp.	88,400	3,643,848
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,295,000	926,878
Bank of Georgia Group PLC (Georgia)	4,401	68,335
Bank of Montreal (Canada)	3,300	388,324
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,698	96,804
Barclays PLC (United Kingdom)	368,194	715,325
Canadian Imperial Bank of Commerce (Canada)	8,600	1,043,915
Capstar Financial Holdings, Inc.	2,700	56,916
Cathay General Bancorp	1,700	76,075
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	60,646
China Construction Bank Corp. (China) (Class H Stock)	1,503,000	1,123,976
Citigroup, Inc.	10,800	576,720
Civista Bancshares, Inc.	1,900	45,790
CNB Financial Corp.	4,776	125,704
Coastal Financial Corp.*	1,000	45,750
Columbia Banking System, Inc.	400	12,908
ConnectOne Bancorp, Inc.	1,499	47,983
Customers Bancorp, Inc.*	1,660	86,552
DBS Group Holdings Ltd. (Singapore)	43,500	1,142,143
DGB Financial Group, Inc. (South Korea)	29,547	227,115
Eastern Bankshares, Inc.	2,600	56,004
Enterprise Financial Services Corp.	700	33,117
Financial Institutions, Inc.	6,552	197,412

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
First BanCorp. (Puerto Rico)	1,300	$17,056
First Internet Bancorp	4,488	193,029
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	13,200	99,428
Haci Omer Sabanci Holding A/S (Turkey)	179,389	214,190
Hana Financial Group, Inc. (South Korea)	21,901	876,991
Hancock Whitney Corp.	5,200	271,180
Hanmi Financial Corp.	600	14,766
Heartland Financial USA, Inc.	3,380	161,665
Home BancShares, Inc.	3,500	79,100
Hope Bancorp, Inc.	1,920	30,874
Horizon Bancorp, Inc.	3,200	59,744
Huaxia Bank Co. Ltd. (China) (Class A Stock)	215,600	188,207
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,549,000	947,829
Industrial Bank Co. Ltd. (China) (Class A Stock)	59,800	193,853
ING Groep NV (Netherlands)	66,386	695,008
JPMorgan Chase & Co.	26,924	3,670,280
KB Financial Group, Inc. (South Korea)	19,192	963,328
KeyCorp	14,100	315,558
Lloyds Banking Group PLC (United Kingdom)	806,349	494,673
Mediobanca Banca di Credito Finanziario SpA (Italy)	4,820	48,877
Metropolitan Bank Holding Corp.*	1,200	122,124
MidWestOne Financial Group, Inc.	4,283	141,767
Mitsubishi UFJ Financial Group, Inc. (Japan)	197,500	1,215,199
OceanFirst Financial Corp.	7,600	152,760
OFG Bancorp (Puerto Rico)	12,487	332,654
Old National Bancorp	5,800	95,004
Old Second Bancorp, Inc.	5,518	80,066
Origin Bancorp, Inc.	800	33,832
Orrstown Financial Services, Inc.	1,087	24,925
Peoples Bancorp, Inc.	1,500	46,965
Primis Financial Corp.	4,980	69,620
QCR Holdings, Inc.	4,373	247,468
RBB Bancorp	1,800	42,282
Royal Bank of Canada (Canada)	900	99,089
S&T Bancorp, Inc.	1,700	50,286
Sberbank of Russia PJSC (Russia)^	202,510	—
Silvergate Capital Corp. (Class A Stock)*	1,000	150,570
Toronto-Dominion Bank (The) (Canada)	18,100	1,436,099
Towne Bank	1,400	41,916
Truist Financial Corp.	37,300	2,114,910
U.S. Bancorp	28,600	1,520,090
United Overseas Bank Ltd. (Singapore)	4,900	114,958

See Notes to Financial Statements.

PGIM Balanced Fund      11

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
Valley National Bancorp	10,560	$137,491
Wells Fargo & Co.	108,320	5,249,187

		36,022,226

Beverages 0.8%
Ambev SA (Brazil)	25,000	81,495
Coca-Cola Co. (The)	87,100	5,400,200
Coca-Cola Consolidated, Inc.	110	54,653
National Beverage Corp.	2,360	102,660
PepsiCo, Inc.	19,600	3,280,648

		8,919,656

Biotechnology 1.1%
AbbVie, Inc.	22,805	3,696,919
Albireo Pharma, Inc.*	1,800	53,694
Alkermes PLC*	700	18,417
Anavex Life Sciences Corp.*	2,000	24,620
Apellis Pharmaceuticals, Inc.*	6,400	325,184
Arrowhead Pharmaceuticals, Inc.*	2,700	124,173
Blueprint Medicines Corp.*	2,100	134,148
Catalyst Pharmaceuticals, Inc.*	42,220	350,004
Cerevel Therapeutics Holdings, Inc.*	2,300	80,523
Daan Gene Co. Ltd. (China) (Class A Stock)	18,400	53,960
Eagle Pharmaceuticals, Inc.*	4,480	221,715
Emergent BioSolutions, Inc.*	1,564	64,218
Epizyme, Inc.*	26,300	30,245
Gilead Sciences, Inc.	42,989	2,555,696
Halozyme Therapeutics, Inc.*	2,300	91,724
iTeos Therapeutics, Inc.*	3,000	96,540
Karuna Therapeutics, Inc.*	100	12,679
Krystal Biotech, Inc.*	400	26,616
MEI Pharma, Inc.*	28,100	16,930
Mirum Pharmaceuticals, Inc.*	2,800	61,656
OPKO Health, Inc.*	74,560	256,486
Organogenesis Holdings, Inc.*	17,800	135,636
Precision BioSciences, Inc.*	9,000	27,720
PTC Therapeutics, Inc.*	6,080	226,845
Regeneron Pharmaceuticals, Inc.*	1,200	838,104
Sarepta Therapeutics, Inc.*	4,800	374,976
SpringWorks Therapeutics, Inc.*	900	50,796
Surface Oncology, Inc.*	18,200	53,508
TCR2 Therapeutics, Inc.*	15,200	41,952
Vanda Pharmaceuticals, Inc.*	9,777	110,578

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Vaxcyte, Inc.*	1,400	$33,810
Vertex Pharmaceuticals, Inc.*	7,400	1,931,178
Vir Biotechnology, Inc.*	3,200	82,304
Xencor, Inc.*	3,200	85,376

		12,288,930

Building Products 0.3%
Armstrong World Industries, Inc.	6,500	585,065
Carlisle Cos., Inc.	3,400	836,128
Cie de Saint-Gobain (France)	16,026	953,208
Insteel Industries, Inc.	1,400	51,786
Inwido AB (Sweden)	5,973	94,749
Kingspan Group PLC (Ireland)	1,908	187,181
Owens Corning	4,400	402,600
Resideo Technologies, Inc.*	2,400	57,192
UFP Industries, Inc.	2,477	191,125

		3,359,034

Capital Markets 1.8%
3i Group PLC (United Kingdom)	42,983	782,073
Affiliated Managers Group, Inc.	2,300	324,185
Ameriprise Financial, Inc.	6,400	1,922,304
Anima Holding SpA (Italy), 144A	65,088	290,967
Bank of New York Mellon Corp. (The)	3,800	188,594
BGC Partners, Inc. (Class A Stock)	24,800	109,120
Canaccord Genuity Group, Inc. (Canada)	24,000	237,092
Carlyle Group, Inc. (The)	10,600	518,446
China Everbright Ltd. (China)	50,000	49,265
Cohen & Steers, Inc.	1,100	94,479
Donnelley Financial Solutions, Inc.*	3,800	126,388
Focus Financial Partners, Inc. (Class A Stock)*	1,600	73,184
Goldman Sachs Group, Inc. (The)	13,810	4,558,681
Macquarie Group Ltd. (Australia)	5,854	880,815
Morgan Stanley	28,900	2,525,860
Piper Sandler Cos.	1,100	144,375
Raymond James Financial, Inc.	14,750	1,621,172
State Street Corp.	13,800	1,202,256
Stifel Financial Corp.	32,600	2,213,540
StoneX Group, Inc.*	700	51,961
UBS Group AG (Switzerland)	65,108	1,271,560

See Notes to Financial Statements.

PGIM Balanced Fund      13

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Value Partners Group Ltd. (Hong Kong)	273,000	$116,770
Virtus Investment Partners, Inc.	740	177,593

		19,480,680

Chemicals 1.1%

AdvanSix, Inc.	2,000	102,180
Cabot Corp.	1,400	95,774
CF Industries Holdings, Inc.	6,000	618,360
China BlueChemical Ltd. (China) (Class H Stock)	418,000	143,148
Covestro AG (Germany), 144A	11,901	600,272
Dow, Inc.	25,000	1,593,000
DuPont de Nemours, Inc.	37,200	2,737,176
Ecovyst, Inc.	18,100	209,236
Formosa Plastics Corp. (Taiwan)	15,000	55,419
Hawkins, Inc.	1,204	55,264
Kronos Worldwide, Inc.	6,300	97,776
Kumho Petrochemical Co. Ltd. (South Korea)	3,113	396,241
Livent Corp.*	2,100	54,747
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	295,000	156,430
Minerals Technologies, Inc.	2,000	132,300
Nutrien Ltd. (Canada)	2,900	299,754
Olin Corp.	13,700	716,236
Orion Engineered Carbons SA (Germany)	13,660	218,150
SABIC Agri-Nutrients Co. (Saudi Arabia)	5,643	273,924
Tosoh Corp. (Japan)	3,000	44,327
Westlake Corp.	25,800	3,183,720

		11,783,434

Commercial Services & Supplies 0.0%

ABM Industries, Inc.	4,300	197,972
ACCO Brands Corp.	1,800	14,400
BrightView Holdings, Inc.*	4,400	59,884
Brink’s Co. (The)	200	13,600
Interface, Inc.	1,300	17,641
Tetra Tech, Inc.	1,000	164,940

		468,437

Communications Equipment 0.2%

Cisco Systems, Inc.	14,037	782,703
Digi International, Inc.*	2,100	45,192
Extreme Networks, Inc.*	8,000	97,680
NetScout Systems, Inc.*	4,659	149,461

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)

Nokia OYJ (Finland)*	51,192	$281,549
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	50,287	458,353
Viavi Solutions, Inc.*	4,700	75,576

		1,890,514

Construction & Engineering 0.1%

API Group Corp.*	14,100	296,523
Comfort Systems USA, Inc.	1,000	89,010
EMCOR Group, Inc.	6,250	703,937
Fluor Corp.*	1,300	37,297
Greentown Management Holdings Co. Ltd. (China), 144A	228,000	195,106
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	317,400	186,442
MYR Group, Inc.*	900	84,636
Sterling Construction Co., Inc.*	600	16,080

		1,609,031

Construction Materials 0.2%

Buzzi Unicem SpA (Italy)	31,082	576,132
Eagle Materials, Inc.	13,000	1,668,680
HeidelbergCement AG (Germany)	760	43,181
Summit Materials, Inc. (Class A Stock)*	2,700	83,862

		2,371,855

Consumer Finance 0.5%

American Express Co.	9,400	1,757,800
Atlanticus Holdings Corp.*	300	15,537
Capital One Financial Corp.	24,200	3,177,218
Enova International, Inc.*	6,500	246,805
LendingClub Corp.*	8,300	130,974
Navient Corp.	3,400	57,936
Oportun Financial Corp.*	3,800	54,568

		5,440,838

Containers & Packaging 0.0%

Greif, Inc. (Class A Stock)	4,280	278,457
Smurfit Kappa Group PLC (Ireland)	1,219	54,116

		332,573

See Notes to Financial Statements.

PGIM Balanced Fund      15

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Distributors 0.2%

D’ieteren Group (Belgium)	1,155	$195,012
LKQ Corp.	33,800	1,534,858

		1,729,870

Diversified Consumer Services 0.1%

Laureate Education, Inc. (Class A Stock)	18,800	222,780
MegaStudyEdu Co. Ltd. (South Korea)	9,080	769,062

		991,842

Diversified Financial Services 0.7%

Berkshire Hathaway, Inc. (Class B Stock)*	17,174	6,060,876
Cannae Holdings, Inc.*	6,180	147,826
FirstRand Ltd. (South Africa)	93,414	493,209
Investor AB (Sweden) (Class A Stock)	2,684	62,654
Investor AB (Sweden) (Class B Stock)	27,262	593,990

		7,358,555

Diversified Telecommunication Services 0.6%

Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	330,136	568,073
Chunghwa Telecom Co. Ltd. (Taiwan)	19,000	84,057
Deutsche Telekom AG (Germany)	6,031	112,940
Intelsat Emergence SA (Luxembourg)*	4,218	126,540
Koninklijke KPN NV (Netherlands)	18,060	62,790
Liberty Latin America Ltd. (Chile) (Class A Stock)*	7,500	72,750
Liberty Latin America Ltd. (Chile) (Class C Stock)*	18,300	175,497
Nippon Telegraph & Telephone Corp. (Japan)	17,200	499,784
Telefonica SA (Spain)	49,550	239,745
Telkom Indonesia Persero Tbk PT (Indonesia)	2,665,800	847,589
Verizon Communications, Inc.	79,640	4,056,862

		6,846,627

Electric Utilities 0.6%

ALLETE, Inc.	2,500	167,450
CESC Ltd. (India)	152,880	152,780
Constellation Energy Corp.	5,195	292,219
Edison International	7,800	546,780
Endesa SA (Spain)	12,294	267,744
Enerjisa Enerji A/S (Turkey), 144A	327,089	362,042
Exelon Corp.	50,288	2,395,217
Inter RAO UES PJSC (Russia)^	4,433,000	6
Otter Tail Corp.	4,280	267,500

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

PG&E Corp.*	20,900	$249,546
Portland General Electric Co.	2,100	115,815
Power Grid Corp. of India Ltd. (India)	300,034	858,258
PPL Corp.	5,400	154,224
Southern Co. (The)	15,400	1,116,654
SSE PLC (United Kingdom)	4,940	113,340

		7,059,575

Electrical Equipment 0.6%

Acuity Brands, Inc.	1,980	374,814
AMETEK, Inc.	15,100	2,011,018
Atkore, Inc.*	3,860	379,978
AZZ, Inc.	3,200	154,368
Bloom Energy Corp. (Class A Stock)*	1,300	31,395
Emerson Electric Co.	22,000	2,157,100
Encore Wire Corp.	1,580	180,231
Hubbell, Inc.	8,500	1,562,045

		6,850,949

Electronic Equipment, Instruments & Components 0.4%

Belden, Inc.	3,100	171,740
Corning, Inc.	16,200	597,942
ePlus, Inc.*	2,560	143,514
Jabil, Inc.	6,400	395,072
Keyence Corp. (Japan)	800	372,515
LG Innotek Co. Ltd. (South Korea)	336	106,261
Nan Ya Printed Circuit Board Corp. (Taiwan)	3,000	54,534
PC Connection, Inc.	500	26,195
Redington India Ltd. (India)	164,048	312,920
Sanmina Corp.*	6,080	245,754
ScanSource, Inc.*	7,080	246,313
Sensirion Holding AG (Switzerland), 144A*	3,408	419,818
TD SYNNEX Corp.	1,400	144,494
Unimicron Technology Corp. (Taiwan)	7,000	60,287
Zebra Technologies Corp. (Class A Stock)*	3,000	1,241,100

		4,538,459

Energy Equipment & Services 0.3%

Bristow Group, Inc.*	1,100	40,788
ChampionX Corp.*	13,500	330,480
Expro Group Holdings NV*	800	14,224
Halliburton Co.	39,900	1,511,013

See Notes to Financial Statements.

PGIM Balanced Fund      17

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)

Newpark Resources, Inc.*	28,600	$104,676
Oceaneering International, Inc.*	8,840	134,014
ProPetro Holding Corp.*	8,500	118,405
Schlumberger NV	19,200	793,152
Select Energy Services, Inc. (Class A Stock)*	8,900	76,273

		3,123,025

Entertainment 1.0%

Activision Blizzard, Inc.	9,780	783,476
Electronic Arts, Inc.	2,160	273,262
GungHo Online Entertainment, Inc. (Japan)	12,000	255,347
Lions Gate Entertainment Corp. (Class A Stock)*	3,600	58,500
Lions Gate Entertainment Corp. (Class B Stock)*	8,600	129,258
Marcus Corp. (The)*	800	14,160
Netflix, Inc.*	8,600	3,221,474
Nintendo Co. Ltd. (Japan)	1,200	604,161
Playtika Holding Corp.*	24,700	477,451
Walt Disney Co. (The)*	36,500	5,006,340

		10,823,429

Equity Real Estate Investment Trusts (REITs) 1.4%

Acadia Realty Trust	1,600	34,672
American Assets Trust, Inc.	900	34,101
Apple Hospitality REIT, Inc.	19,400	348,618
Artis Real Estate Investment Trust (Canada)	26,600	278,096
Charter Hall Group (Australia)	20,799	253,554
City Office REIT, Inc.	1,600	28,256
Dexus (Australia)	63,423	516,792
DiamondRock Hospitality Co.*	18,900	190,890
DigitalBridge Group, Inc.*	5,800	41,760
Diversified Healthcare Trust	8,400	26,880
Franklin Street Properties Corp.	16,521	97,474
Goodman Group (Australia)	47,127	800,054
Hersha Hospitality Trust*	7,600	69,008
Kite Realty Group Trust	8,100	184,437
Lamar Advertising Co. (Class A Stock)	5,500	638,990
Link REIT (Hong Kong)	92,100	784,614
National Storage Affiliates Trust	400	25,104
Necessity Retail REIT, Inc. (The)	4,300	34,013
Outfront Media, Inc.	10,400	295,672
Pebblebrook Hotel Trust	5,200	127,296
Piedmont Office Realty Trust, Inc. (Class A Stock)	16,160	278,275
PotlatchDeltic Corp.	1,800	94,914

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Prologis, Inc.	19,200	$3,100,416
PS Business Parks, Inc.	200	33,616
Public Storage	3,100	1,209,868
RLJ Lodging Trust	12,000	168,960
Ryman Hospitality Properties, Inc.*	1,900	176,263
Sabra Health Care REIT, Inc.	5,420	80,704
Safestore Holdings PLC (United Kingdom)	14,913	258,427
SBA Communications Corp.	5,800	1,995,780
Service Properties Trust	29,500	260,485
Simon Property Group, Inc.	5,900	776,204
Weyerhaeuser Co.	40,400	1,531,160
Whitestone REIT	1,200	15,900
Xenia Hotels & Resorts, Inc.*	7,100	136,959

		14,928,212

Food & Staples Retailing 0.8%

Albertson’s Cos., Inc. (Class A Stock)	16,200	538,650
BJ’s Wholesale Club Holdings, Inc.*	2,260	152,799
Chefs’ Warehouse, Inc. (The)*	600	19,560
Costco Wholesale Corp.	4,900	2,821,665
Koninklijke Ahold Delhaize NV (Netherlands)	28,613	918,398
Kroger Co. (The)	8,500	487,645
Loblaw Cos. Ltd. (Canada)	8,100	726,839
North West Co., Inc. (The) (Canada)	2,600	79,654
Performance Food Group Co.*	1,900	96,729
Sonae SGPS SA (Portugal)	46,873	53,906
Tesco PLC (United Kingdom)	158,861	575,028
United Natural Foods, Inc.*	800	33,080
Walmart, Inc.	11,949	1,779,445

		8,283,398

Food Products 1.0%

Archer-Daniels-Midland Co.	4,700	424,222
First Pacific Co. Ltd. (Indonesia)	836,000	338,002
Indofood Sukses Makmur Tbk PT (Indonesia)	702,600	291,142
Ingredion, Inc.	4,400	383,460
JBS SA	111,800	880,348
Kraft Heinz Co. (The)	64,700	2,548,533
Nestle SA (Switzerland)	7,993	1,037,786
Pilgrim’s Pride Corp.*	15,400	386,540
Sanderson Farms, Inc.	1,800	337,482
Simply Good Foods Co. (The)*	400	15,180

See Notes to Financial Statements.

PGIM Balanced Fund      19

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

Tyson Foods, Inc. (Class A Stock)	38,500	$3,450,755
Wilmar International Ltd. (China)	235,600	816,575

		10,910,025

Gas Utilities 0.0%

Beijing Enterprises Holdings Ltd. (China)	46,000	145,318
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	300	22,632
Chesapeake Utilities Corp.	300	41,328
New Jersey Resources Corp.	400	18,344
ONE Gas, Inc.	680	60,003

		287,625

Health Care Equipment & Supplies 1.4%

Abbott Laboratories	36,520	4,322,507
Apyx Medical Corp.*	2,100	13,713
Baxter International, Inc.	15,000	1,163,100
Becton, Dickinson & Co.	4,200	1,117,200
Bioventus, Inc. (Class A Stock)*	1,700	23,970
Boston Scientific Corp.*	53,700	2,378,373
Edwards Lifesciences Corp.*	7,700	906,444
Haemonetics Corp.*	3,600	227,592
Hologic, Inc.*	2,400	184,368
Hoya Corp. (Japan)	2,000	225,790
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	22,111	160,360
Integer Holdings Corp.*	3,400	273,938
iRadimed Corp.	500	22,420
iRhythm Technologies, Inc.*	1,200	188,964
Lantheus Holdings, Inc.*	7,200	398,232
LivaNova PLC*	200	16,366
Medtronic PLC	22,500	2,496,375
Merit Medical Systems, Inc.*	4,700	312,644
Shockwave Medical, Inc.*	1,300	269,568
STAAR Surgical Co.*	1,100	87,901

		14,789,825

Health Care Providers & Services 1.9%

AMN Healthcare Services, Inc.*	1,400	146,062
Anthem, Inc.	5,300	2,603,466
Aveanna Healthcare Holdings, Inc.*	16,700	56,947
Centene Corp.*	32,200	2,710,918
Cigna Corp.	5,200	1,245,972
CorVel Corp.*	1,400	235,816

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

CVS Health Corp.	28,000	$2,833,880
Ensign Group, Inc. (The)	1,280	115,213
Fresenius SE & Co. KGaA (Germany)	16,942	622,479
Fulgent Genetics, Inc.*	500	31,205
HCA Healthcare, Inc.	5,000	1,253,100
Medipal Holdings Corp. (Japan)	20,400	335,574
Molina Healthcare, Inc.*	800	266,872
National HealthCare Corp.	200	14,046
Privia Health Group, Inc.*	3,500	93,555
Select Medical Holdings Corp.	10,934	262,307
Sonic Healthcare Ltd. (Australia)	24,705	653,402
Tenet Healthcare Corp.*	1,700	146,132
UnitedHealth Group, Inc.	14,560	7,425,163

		21,052,109

Health Care Technology 0.1%

Computer Programs & Systems, Inc.*	3,100	106,795
Evolent Health, Inc. (Class A Stock)*	3,300	106,590
Multiplan Corp.*	28,100	131,508
NextGen Healthcare, Inc.*	14,875	311,036

		655,929

Hotels, Restaurants & Leisure 1.0%

Accel Entertainment, Inc.*	9,500	115,710
Biglari Holdings, Inc. (Class B Stock)*	270	39,045
Century Casinos, Inc.*	14,700	175,665
Choice Hotels International, Inc.	1,100	155,936
Compass Group PLC (United Kingdom)	8,910	191,778
Dave & Buster’s Entertainment, Inc.*	5,600	274,960
Everi Holdings, Inc.*	1,200	25,200
Golden Entertainment, Inc.*	1,400	81,298
Hilton Grand Vacations, Inc.*	5,100	265,251
Jumbo Interactive Ltd. (Australia)	6,468	90,155
Kura Sushi USA, Inc. (Class A Stock)*	400	22,060
Leejam Sports Co. JSC (Saudi Arabia)	8,880	297,956
McDonald’s Corp.	15,220	3,763,601
MOS Food Services, Inc. (Japan)	2,400	56,585
ONE Group Hospitality, Inc. (The)*	2,200	23,122
Planet Fitness, Inc. (Class A Stock)*	12,600	1,064,448
RCI Hospitality Holdings, Inc.	2,887	177,435
Starbucks Corp.	23,300	2,119,601
Texas Roadhouse, Inc.	2,400	200,952

See Notes to Financial Statements.

PGIM Balanced Fund      21

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Wyndham Hotels & Resorts, Inc.	8,100	$685,989
Yum! Brands, Inc.	4,500	533,385

		10,360,132

Household Durables 0.5%

Cavco Industries, Inc.*	910	219,173
Century Communities, Inc.	200	10,714
Lennar Corp. (Class A Stock)	7,900	641,243
M/I Homes, Inc.*	1,700	75,395
Meritage Homes Corp.*	880	69,722
PulteGroup, Inc.	22,200	930,180
Skyline Champion Corp.*	4,500	246,960
Sony Group Corp. (Japan)	2,650	272,861
Taylor Morrison Home Corp.*	1,000	27,220
Toll Brothers, Inc.	48,000	2,256,960
Tri Pointe Homes, Inc.*	12,200	244,976

		4,995,404

Household Products 0.3%

Colgate-Palmolive Co.	2,000	151,660
Procter & Gamble Co. (The)	22,879	3,495,911

		3,647,571

Independent Power & Renewable Electricity Producers 0.4%

AES Corp. (The)	119,580	3,076,793
Clearway Energy, Inc. (Class C Stock)	700	25,557
NTPC Ltd. (India)	36,880	65,490
Ormat Technologies, Inc.	1,400	114,562
Vistra Corp.	36,400	846,300

		4,128,702

Industrial Conglomerates 0.6%

CITIC Ltd. (China)	436,000	482,133
Honeywell International, Inc.	15,600	3,035,448
Industries Qatar QSC (Qatar)	171,026	891,974
KOC Holding A/S (Turkey)	22,840	61,561
Roper Technologies, Inc.	2,800	1,322,244
Toshiba Corp. (Japan)	18,800	702,111

		6,495,471

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 1.3%

Allianz SE (Germany)	2,074	$494,205
American International Group, Inc.	13,600	853,672
Arch Capital Group Ltd.*	37,000	1,791,540
Argo Group International Holdings Ltd.	1,800	74,304
Cathay Financial Holding Co. Ltd. (Taiwan)	289,000	647,753
Chubb Ltd.	15,200	3,251,280
CNP Assurances (France)	2,163	52,126
Coface SA (France)*	36,029	435,453
Dai-ichi Life Holdings, Inc. (Japan)	43,700	881,204
DB Insurance Co. Ltd. (South Korea)	1,020	58,661
Enstar Group Ltd.*	1,020	266,373
Fairfax Financial Holdings Ltd. (Canada)	1,500	818,338
Japan Post Holdings Co. Ltd. (Japan)	83,100	609,246
Kinsale Capital Group, Inc.	1,320	300,986
Markel Corp.*	400	590,096
MetLife, Inc.	14,056	987,856
Reinsurance Group of America, Inc.	5,000	547,300
Sampo OYJ (Finland) (Class A Stock)	15,794	772,118
Stewart Information Services Corp.	1,800	109,098
Tokio Marine Holdings, Inc. (Japan)	3,100	179,880
United Fire Group, Inc.	1,000	31,070
Zurich Insurance Group AG (Switzerland)	735	361,995

		14,114,554

Interactive Media & Services 2.8%
Alphabet, Inc. (Class A Stock)*	4,505	12,529,982
Alphabet, Inc. (Class C Stock)*	4,197	11,722,179
Eventbrite, Inc. (Class A Stock)*	1,000	14,770
Meta Platforms, Inc. (Class A Stock)*	23,694	5,268,598
Outbrain, Inc.*	9,100	97,643
Society Pass, Inc.*(a)	6,000	17,820
Tencent Holdings Ltd. (China)	16,600	774,573

		30,425,565

Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd. (China)*	28,900	391,790
Amazon.com, Inc.*	4,837	15,768,378
Duluth Holdings, Inc. (Class B Stock)*	7,000	85,610
eBay, Inc.	51,300	2,937,438
JD.com, Inc. (China) (Class A Stock)*	790	22,780
Liquidity Services, Inc.*	4,400	75,328

		19,281,324

See Notes to Financial Statements.

PGIM Balanced Fund      23

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 2.5%

Accenture PLC (Class A Stock)	12,830	$4,326,661
Amdocs Ltd.	1,960	161,132
Automatic Data Processing, Inc.	9,800	2,229,892
Capgemini SE (France)	2,466	548,526
CGI, Inc. (Canada)*	8,600	685,097
Cognizant Technology Solutions Corp. (Class A Stock)	7,900	708,393
Computacenter PLC (United Kingdom)	1,740	66,736
Concentrix Corp.	2,100	349,776
Digital Garage, Inc. (Japan)	5,700	213,373
Evo Payments, Inc. (Class A Stock)*	5,800	133,922
ExlService Holdings, Inc.*	2,300	329,521
Fidelity National Information Services, Inc.	1,600	160,672
Fiserv, Inc.*	3,800	385,320
Fujitsu Ltd. (Japan)	4,230	633,378
Gartner, Inc.*	8,400	2,498,664
Hackett Group, Inc. (The)	8,080	186,325
Infosys Ltd. (India)	44,885	1,126,212
International Business Machines Corp.	5,494	714,330
Mastercard, Inc. (Class A Stock)	10,900	3,895,442
NTT Data Corp. (Japan)	9,000	176,792
Transcosmos, Inc. (Japan)*	4,400	114,728
TTEC Holdings, Inc.	1,400	115,528
Verra Mobility Corp.*	15,400	250,712
Visa, Inc. (Class A Stock)	33,055	7,330,607

		27,341,739

Leisure Products 0.1%

American Outdoor Brands, Inc.*	3,000	39,390
MasterCraft Boat Holdings, Inc.*	2,559	62,977
Shimano, Inc. (Japan)	3,500	799,299
Smith & Wesson Brands, Inc.	5,500	83,215

		984,881

Life Sciences Tools & Services 0.8%

Bio-Rad Laboratories, Inc. (Class A Stock)*	600	337,938
Danaher Corp.	6,860	2,012,244
Eurofins Scientific SE (Luxembourg)	1,552	153,487
IQVIA Holdings, Inc.*	13,300	3,075,093
Medpace Holdings, Inc.*	2,080	340,267
Thermo Fisher Scientific, Inc.	5,233	3,090,872

		9,009,901

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 1.2%

Altra Industrial Motion Corp.	5,860	$228,130
Atlas Copco AB (Sweden) (Class A Stock)	3,388	175,832
Atlas Copco AB (Sweden) (Class B Stock)	2,056	92,674
Bucher Industries AG (Switzerland)	110	44,421
Caterpillar, Inc.	11,300	2,517,866
Chart Industries, Inc.*	300	51,531
CNH Industrial NV (United Kingdom)	5,132	81,179
Crane Co.	4,800	519,744
Cummins, Inc.	5,200	1,066,572
Hillenbrand, Inc.	6,700	295,939
Husqvarna AB (Sweden) (Class B Stock)	4,180	43,545
IMI PLC (United Kingdom)	2,625	46,868
Ingersoll Rand, Inc.	16,800	845,880
Komatsu Ltd. (Japan)	25,700	616,222
Meritor, Inc.*	6,300	224,091
Mueller Industries, Inc.	6,300	341,271
PACCAR, Inc.	32,500	2,862,275
Parker-Hannifin Corp.	5,200	1,475,552
REV Group, Inc.	17,200	230,480
Sandvik AB (Sweden)	2,530	53,728
SFS Group AG (Switzerland)	740	102,634
Shyft Group, Inc. (The)	600	21,666
SMC Corp. (Japan)	300	167,825
Standex International Corp.	1,300	129,896
Terex Corp.	2,100	74,886
Titan International, Inc.*	8,700	128,151
Trinity Industries, Inc.	600	20,616
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	11,524	182,518
VAT Group AG (Switzerland), 144A	144	54,727
Watts Water Technologies, Inc. (Class A Stock)	100	13,959
Wuxi Shangji Automation Co. Ltd. (China) (Class A Stock)	7,900	169,302

		12,879,980

Marine 0.2%

AP Moller - Maersk A/S (Denmark) (Class B Stock)	328	991,125
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	82,950	143,199
Costamare, Inc. (Monaco)	2,940	50,127
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	113,000	528,988
Kuehne + Nagel International AG (Switzerland)	2,663	754,825
Matson, Inc.	200	24,124
SITC International Holdings Co. Ltd. (China)	15,000	52,656

		2,545,044

See Notes to Financial Statements.

PGIM Balanced Fund      25

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Media 0.4%

Advantage Solutions, Inc.*	4,400	$28,072
Comcast Corp. (Class A Stock)	31,393	1,469,820
Gray Television, Inc.	9,760	215,403
MFE-MediaForEurope NV (Italy) (Class A Stock)*	109,548	76,659
MFE-MediaForEurope NV (Italy) (Class B Stock)	145,005	168,236
Nine Entertainment Co. Holdings Ltd. (Australia)	48,831	107,315
Publicis Groupe SA (France)	10,797	654,877
TEGNA, Inc.	12,000	268,800
Television Francaise 1 (France)	51,620	500,753
WPP PLC (United Kingdom)	59,523	781,173

		4,271,108

Metals & Mining 1.2%

ArcelorMittal SA (Luxembourg)	26,740	857,659
Aurubis AG (Germany)	1,743	207,861
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	171,400	181,320
BHP Group Ltd. (Australia)	12,260	469,445
BlueScope Steel Ltd. (Australia)	3,220	49,699
Carpenter Technology Corp.	400	16,792
Commercial Metals Co.	6,700	278,854
Ferrexpo PLC (Ukraine)	184,977	451,139
Freeport-McMoRan, Inc.	68,700	3,417,138
Impala Platinum Holdings Ltd. (South Africa)	44,276	682,501
JSW Steel Ltd. (India)	6,342	61,014
MP Materials Corp.*	900	51,606
Polyus PJSC (Russia)^	3,704	—
POSCO Holdings, Inc. (South Korea)	3,185	765,491
Reliance Steel & Aluminum Co.	8,400	1,540,140
Rio Tinto Ltd. (Australia)	1,960	174,269
Rio Tinto PLC (Australia)	5,649	448,756
Shanxi Taigang Stainless Steel Co. Ltd. (China) (Class A Stock)	81,900	85,812
Sibanye Stillwater Ltd. (South Africa)	202,828	824,790
SSAB AB (Sweden) (Class A Stock)*	59,670	415,095
Steel Dynamics, Inc.	11,400	951,102
Tata Steel Ltd. (India)	51,026	875,036
TimkenSteel Corp.*	7,000	153,160
West African Resources Ltd. (Australia)*	344,203	319,771

		13,278,450

Mortgage Real Estate Investment Trusts (REITs) 0.0%

BrightSpire Capital, Inc.	8,600	79,550
Great Ajax Corp.	6,200	72,726
Ladder Capital Corp.	7,300	86,651

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)

MFA Financial, Inc.	25,300	$101,959
TPG RE Finance Trust, Inc.	5,220	61,648

		402,534

Multiline Retail 0.3%

Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	400	60,396
Dollarama, Inc. (Canada)	1,500	85,070
Europris ASA (Norway), 144A	19,639	126,022
Macy’s, Inc.	3,200	77,952
Target Corp.	14,020	2,975,324

		3,324,764

Multi-Utilities 0.2%

E.ON SE (Germany)	67,781	787,659
Engie SA (France)	9,106	119,547
Public Service Enterprise Group, Inc.	20,300	1,421,000

		2,328,206

Oil, Gas & Consumable Fuels 2.6%

APA Corp.	23,300	962,989
Berry Corp.	3,500	36,120
California Resources Corp.	800	35,784
Canadian Natural Resources Ltd. (Canada)	20,600	1,275,564
Cheniere Energy, Inc.	10,700	1,483,555
Chevron Corp.	31,400	5,112,862
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	262,000	836,030
Civitas Resources, Inc.	4,400	262,724
ConocoPhillips	4,000	400,000
CONSOL Energy, Inc.*	500	18,815
Earthstone Energy, Inc. (Class A Stock)*	9,700	122,511
Eni SpA (Italy)	57,123	835,972
EOG Resources, Inc.	37,300	4,447,279
Equinor ASA (Norway)	7,678	285,663
Exxon Mobil Corp.	79,800	6,590,682
Falcon Minerals Corp.	4,800	32,352
Imperial Oil Ltd. (Canada)	1,200	58,073
Indian Oil Corp. Ltd. (India)	38,200	59,788
Kinder Morgan, Inc.	36,200	684,542
LUKOIL PJSC (Russia)^	10,297	—
Marathon Petroleum Corp.	1,900	162,450
Matador Resources Co.	8,000	423,840
Murphy Oil Corp.	5,400	218,106

See Notes to Financial Statements.

PGIM Balanced Fund      27

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Occidental Petroleum Corp.	7,500	$425,550
Oil & Natural Gas Corp. Ltd. (India)	379,518	819,058
OMV AG (Austria)	13,861	661,071
Ovintiv, Inc.	6,000	324,420
PDC Energy, Inc.	5,100	370,668
PetroChina Co. Ltd. (China) (Class H Stock)	884,000	453,208
Petroleo Brasileiro SA (Brazil)	19,400	143,960
Rosneft Oil Co. PJSC (Russia)^	31,520	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	85,900	222,006
Shell PLC (Netherlands)	16,006	439,747
SM Energy Co.	5,500	214,225
Whiting Petroleum Corp.	1,500	122,265
World Fuel Services Corp.	8,649	233,869

		28,775,748

Paper & Forest Products 0.1%

Canfor Corp. (Canada)*	21,400	440,958
Interfor Corp. (Canada)	21,300	592,410

		1,033,368

Personal Products 0.2%

Bajaj Consumer Care Ltd. (India)	150,491	324,078
Chlitina Holding Ltd. (China)	88,000	622,164
Coty, Inc. (Class A Stock)*	17,100	153,729
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	706,000	50,164
Inter Parfums, Inc.	2,500	220,125
L’Oreal SA (France)	1,002	401,481
Medifast, Inc.	920	157,118
Unilever PLC (United Kingdom)	9,569	435,575

		2,364,434

Pharmaceuticals 2.9%

AstraZeneca PLC (United Kingdom)	740	97,893
Bayer AG (Germany)	1,014	69,245
Bristol-Myers Squibb Co.	18,120	1,323,304
China Medical System Holdings Ltd. (China)	263,000	411,798
Chugai Pharmaceutical Co. Ltd. (Japan)	22,800	763,285
CSPC Pharmaceutical Group Ltd. (China)	456,800	525,047
Eli Lilly & Co.	7,200	2,061,864
GlaxoSmithKline PLC	59,393	1,284,272
Harmony Biosciences Holdings, Inc.*	300	14,595
Intra-Cellular Therapies, Inc.*	5,300	324,307

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Ipsen SA (France)	4,309	$539,063
Johnson & Johnson	43,269	7,668,565
Merck & Co., Inc.	55,700	4,570,185
Merck KGaA (Germany)	4,544	952,153
Novartis AG (Switzerland)	10,747	941,793
Novo Nordisk A/S (Denmark) (Class B Stock)	1,451	161,096
Pfizer, Inc.	111,700	5,782,709
Prestige Consumer Healthcare, Inc.*	6,260	331,404
Roche Holding AG (Switzerland)	4,469	1,768,384
Sanofi (France)	12,718	1,300,804
Shionogi & Co. Ltd. (Japan)	1,400	86,273
Sun Pharmaceutical Industries Ltd. (India)	6,660	80,263
Takeda Pharmaceutical Co. Ltd. (Japan)	10,800	309,214

		31,367,516

Professional Services 0.2%

ASGN, Inc.*	2,980	347,796
CBIZ, Inc.*	1,900	79,743
Insperity, Inc.	300	30,126
Kforce, Inc.	680	50,299
Korn Ferry	4,300	279,242
ManpowerGroup, Inc.	2,800	262,976
Randstad NV (Netherlands)	10,623	637,276
Recruit Holdings Co. Ltd. (Japan)	15,100	661,075
TriNet Group, Inc.*	3,000	295,080
Wolters Kluwer NV (Netherlands)	520	55,308

		2,698,921

Real Estate Management & Development 0.2%

Aldar Properties PJSC (United Arab Emirates)	57,204	76,717
CBRE Group, Inc. (Class A Stock)*	8,700	796,224
Cushman & Wakefield PLC*	4,200	86,142
Daiwa House Industry Co. Ltd. (Japan)	13,500	352,147
Forestar Group, Inc.*	3,100	55,056
Kennedy-Wilson Holdings, Inc.	6,100	148,779
Marcus & Millichap, Inc.	400	21,072
Newmark Group, Inc. (Class A Stock)	20,800	331,136
Selvaag Bolig ASA (Norway)	12,369	70,496

		1,937,769

Road & Rail 0.1%

AMERCO	1,400	835,716

See Notes to Financial Statements.

PGIM Balanced Fund      29

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail (cont’d.)

ArcBest Corp.	800	$64,400
CSX Corp.	4,400	164,780
Schneider National, Inc. (Class B Stock)	6,300	160,650
Werner Enterprises, Inc.	300	12,300
Yellow Corp.*	3,700	25,937

		1,263,783

Semiconductors & Semiconductor Equipment 3.8%

Advanced Micro Devices, Inc.*	3,500	382,690
Amkor Technology, Inc.	9,500	206,340
Applied Materials, Inc.	1,204	158,687
ASML Holding NV (Netherlands)	1,071	717,371
Axcelis Technologies, Inc.*	1,900	143,507
Broadcom, Inc.	8,880	5,591,558
Daqo New Energy Corp. (China), ADR*	1,200	49,584
Diodes, Inc.*	3,400	295,766
Intel Corp.	64,668	3,204,946
KLA Corp.	5,600	2,049,936
Kulicke & Soffa Industries, Inc. (Singapore)	2,800	156,856
Lam Research Corp.	2,000	1,075,220
MaxLinear, Inc.*	3,400	198,390
MediaTek, Inc. (Taiwan)	22,000	691,833
Microchip Technology, Inc.	41,900	3,148,366
Micron Technology, Inc.	12,000	934,680
Novatek Microelectronics Corp. (Taiwan)	4,000	59,045
NVIDIA Corp.	21,900	5,975,634
NXP Semiconductors NV (China)	14,400	2,665,152
ON Semiconductor Corp.*	33,800	2,116,218
Onto Innovation, Inc.*	200	17,378
PDF Solutions, Inc.*	4,900	136,563
Photronics, Inc.*	1,800	30,546
Power Integrations, Inc.	1,200	111,216
QUALCOMM, Inc.	35,400	5,409,828
Renesas Electronics Corp. (Japan)*	6,400	74,297
Semtech Corp.*	3,680	255,171
SiTime Corp.*	590	146,214
STMicroelectronics NV (Singapore)	16,624	719,991
Synaptics, Inc.*	350	69,825
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	104,000	2,142,865
Texas Instruments, Inc.	1,580	289,898
Tokyo Electron Ltd. (Japan)	2,495	1,282,012
United Microelectronics Corp. (Taiwan)	401,000	744,745

		41,252,328

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Software 4.6%

A10 Networks, Inc.	15,780	$220,131
ACI Worldwide, Inc.*	2,100	66,129
Adobe, Inc.*	6,318	2,878,607
Agilysys, Inc.*	1,300	51,844
Appfolio, Inc. (Class A Stock)*	200	22,642
Black Knight, Inc.*	35,800	2,076,042
Blackbaud, Inc.*	2,780	166,439
BTRS Holdings, Inc. (Class 1 Stock)*	10,600	79,288
ChannelAdvisor Corp.*	2,280	37,780
CommVault Systems, Inc.*	1,500	99,525
Dassault Systemes SE (France)	5,498	270,274
EngageSmart, Inc.*	2,200	46,882
Fortinet, Inc.*	1,500	512,610
Intapp, Inc.*	800	19,208
Manhattan Associates, Inc.*	4,300	596,453
Marathon Digital Holdings, Inc.*	5,000	139,750
Microsoft Corp.	107,566	33,163,673
Nemetschek SE (Germany)	460	44,503
OneSpan, Inc.*	4,900	70,756
Oracle Corp.	50,098	4,144,608
Paycom Software, Inc.*	2,200	762,036
salesforce.com, Inc.*	1,100	233,552
Sapiens International Corp. NV (Israel)	9,000	228,510
Sprout Social, Inc. (Class A Stock)*	2,100	168,252
SPS Commerce, Inc.*	2,776	364,211
SS&C Technologies Holdings, Inc.	16,000	1,200,320
Synopsys, Inc.*	5,100	1,699,677
Tanla Platforms Ltd. (India)	2,540	51,129
Tenable Holdings, Inc.*	2,000	115,580
Upland Software, Inc.*	2,700	47,547
Verint Systems, Inc.*	5,600	289,520
Xperi Holding Corp.	6,200	107,384

		49,974,862

Specialty Retail 0.8%

Aritzia, Inc. (Canada)*	9,300	379,618
Asbury Automotive Group, Inc.*	1,700	272,340
AutoNation, Inc.*	23,660	2,356,063
AutoZone, Inc.*	200	408,916
Chow Tai Fook Jewellery Group Ltd. (China)*	381,000	688,210
Dunelm Group PLC (United Kingdom)	7,782	112,624
Group 1 Automotive, Inc.	4,900	822,367
Halfords Group PLC (United Kingdom)	86,721	278,755
Hibbett, Inc.	300	13,302

See Notes to Financial Statements.

PGIM Balanced Fund      31

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Home Depot, Inc. (The)	5,558	$1,663,676
JB Hi-Fi Ltd. (Australia)	3,670	148,184
JD Sports Fashion PLC (United Kingdom)	133,030	258,448
O’Reilly Automotive, Inc.*	700	479,472
Penske Automotive Group, Inc.	4,100	384,252
Shimamura Co. Ltd. (Japan)	5,200	462,534
Sonic Automotive, Inc. (Class A Stock)	2,400	102,024
Tilly’s, Inc. (Class A Stock)	2,100	19,656
Zhongsheng Group Holdings Ltd. (China)	43,000	301,914

		9,152,355

Technology Hardware, Storage & Peripherals 3.4%

Apple, Inc.	195,304	34,102,031
Asustek Computer, Inc. (Taiwan)	50,000	650,564
Canon, Inc. (Japan)	34,200	836,665
Dell Technologies, Inc. (Class C Stock)*	3,800	190,722
Lenovo Group Ltd. (China)	708,000	764,971
Pure Storage, Inc. (Class A Stock)*	4,200	148,302
Samsung Electronics Co. Ltd. (South Korea)	12,616	721,571
Super Micro Computer, Inc.*	900	34,263

		37,449,089

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	42,200	2,168,658
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	6,156	776,825
Crocs, Inc.*	4,000	305,600
EssilorLuxottica SA (France)	1,174	215,153
Gildan Activewear, Inc. (Canada)	4,200	157,531
Hermes International (France)	155	219,414
Kering SA (France)	243	153,631
Li Ning Co. Ltd. (China)	79,000	674,783
LVMH Moet Hennessy Louis Vuitton SE (France)	1,288	917,974
Moncler SpA (Italy)	1,092	60,640
Oxford Industries, Inc.	1,100	99,550
Pandora A/S (Denmark)	1,725	165,229
Ralph Lauren Corp.	4,800	544,512
Titan Co. Ltd. (India)	3,230	107,761

		6,567,261

Thrifts & Mortgage Finance 0.1%

Genworth Mortgage Insurance Australia Ltd. (Australia)	74,688	160,650
Mr. Cooper Group, Inc.*	2,300	105,041

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)

NMI Holdings, Inc. (Class A Stock)*	7,200	$148,464
Paragon Banking Group PLC (United Kingdom)	8,085	53,236
PennyMac Financial Services, Inc.	300	15,960
Provident Financial Services, Inc.	2,100	49,140

		532,491

Tobacco 0.4%

22nd Century Group, Inc.*	7,200	16,704
British American Tobacco PLC (United Kingdom)	31,203	1,309,743
Imperial Brands PLC (United Kingdom)	22,397	473,350
Japan Tobacco, Inc. (Japan)	43,773	747,799
Philip Morris International, Inc.	7,500	704,550
Scandinavian Tobacco Group A/S (Denmark), 144A	32,895	702,910
Vector Group Ltd.	3,100	37,324

		3,992,380

Trading Companies & Distributors 0.5%

Air Lease Corp.	7,800	348,270
Applied Industrial Technologies, Inc.	2,280	234,065
Boise Cascade Co.	1,060	73,638
Ferguson PLC	6,420	866,837
GMS, Inc.*	1,240	61,715
Herc Holdings, Inc.	1,400	233,926
ITOCHU Corp. (Japan)	24,400	825,795
Marubeni Corp. (Japan)	64,400	746,199
Mitsubishi Corp. (Japan)	5,800	217,597
Mitsui & Co. Ltd. (Japan)	40,600	1,098,441
Rush Enterprises, Inc. (Class A Stock)	2,300	117,093
Russel Metals, Inc. (Canada)	5,500	145,710
Sumitomo Corp. (Japan)	2,900	50,117
Titan Machinery, Inc.*	5,700	161,082
Veritiv Corp.*	1,500	200,385

		5,380,870

Transportation Infrastructure 0.0%

Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	211,800	181,344

Water Utilities 0.0%

American States Water Co.	780	69,435
Artesian Resources Corp. (Class A Stock)	1,505	73,068

		142,503

See Notes to Financial Statements.

PGIM Balanced Fund      33

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.2%

Advanced Info Service PCL (Thailand)	114,000	$797,203
KDDI Corp. (Japan)	8,200	268,887
T-Mobile US, Inc.*	8,600	1,103,810
Turkcell Iletisim Hizmetleri A/S (Turkey)	40,020	61,522

		2,231,422

TOTAL COMMON STOCKS (cost $496,025,070)		654,932,260

EXCHANGE-TRADED FUND 0.4%
iShares MSCI EAFE ETF(a) (cost $4,268,643)	59,000	4,342,400

PREFERRED STOCKS 0.2%

Banks 0.0%

Citigroup Capital XIII, 6.669%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	3,000	82,200

Capital Markets 0.0%

State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	5,000	132,350

Electric Utilities 0.1%

Cia Energetica de Minas Gerais (Brazil) (PRFC)	83,800	266,834
Cia Paranaense de Energia (Brazil) (PRFC B)	330,000	526,774

		793,608

Health Care Equipment & Supplies 0.0%

Sartorius AG (Germany) (PRFC)	125	55,272

Oil, Gas & Consumable Fuels 0.1%

Petroleo Brasileiro SA (Brazil) (PRFC)	156,800	1,099,334

Technology Hardware, Storage & Peripherals 0.0%

Samsung Electronics Co. Ltd. (South Korea) (PRFC)	4,320	223,469

TOTAL PREFERRED STOCKS (cost $1,751,122)		2,386,233

See Notes to Financial Statements.

Description			Units		Value

RIGHTS* 0.0%

Diversified Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/31/22^				440	$839

Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/31/22^				440	154

					993

	Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES 5.0%

Automobiles 0.8%

AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25		56	56,614
Series 2019-01, Class C	3.360	02/18/25		200	201,556
Series 2019-02, Class C	2.740	04/18/25		300	301,161
Series 2019-03, Class C	2.320	07/18/25		800	801,632
Series 2020-02, Class D	2.130	03/18/26		100	97,731
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25		300	304,700
Series 2020-01A, Class A, 144A	2.330	08/20/26		500	485,104
Series 2020-02A, Class A, 144A	2.020	02/20/27		100	94,755
Series 2021-02A, Class C, 144A	2.350	02/20/28		500	456,848
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		100	99,198
Series 2020-03A, Class D	1.730	07/15/26		100	98,118
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A	2.321	10/15/23	CAD	87	69,620
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		180	167,529
Series 2021-02, Class D, 144A	2.600	05/15/34		300	280,677
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C	3.620	06/17/24		100	100,849
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		100	94,883
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		700	638,247
Series 2021-02A, Class B, 144A	2.120	12/27/27		100	91,022
Hertz Vehicle Financing LLC,
Series 2022-02A, Class B, 144A	2.650	06/26/28		100	93,748
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A	1.487	02/25/28		334	329,995

See Notes to Financial Statements.

PGIM Balanced Fund      35

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

JPMorgan Chase Bank, NA, (cont’d.)
Series 2021-02, Class D, 144A	1.138%	12/26/28		221	$216,956
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		1,280	1,284,804
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		100	99,218
Series 2020-03, Class D	1.640	11/16/26		400	390,647
Series 2020-04, Class D	1.480	01/15/27		300	291,928
Series 2021-01, Class D	1.130	11/16/26		800	766,275
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25		700	699,413
Series 2019-A, Class C	2.380	12/15/25		200	199,128

					8,812,356

Collateralized Debt Obligations 0.1%

Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	1.500(c)	01/15/37		900	894,487
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	1.400(c)	02/19/37		500	495,953

					1,390,440

Collateralized Loan Obligations 3.2%

AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A(hh)	— (p)	07/15/35	EUR	2,000	2,212,500
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	01/20/32		1,500	1,489,017
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.313(c)	01/20/34		2,100	2,076,810
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.539(c)	05/17/31		1,000	992,319
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.329(c)	04/30/31		1,000	994,577

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850%(c)	05/22/32	EUR	1,500	$1,645,572
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,500	1,644,892
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.404(c)	04/20/34		1,350	1,335,816
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		1,500	1,490,145
Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.945(c)	01/18/34		1,000	992,497
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.304(c)	04/20/31		1,500	1,487,843
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.341(c)	07/16/31		4,000	3,972,487
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.421(c)	10/15/34		3,500	3,463,544
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.354(c)	07/20/34		4,000	3,939,322
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)	1.521(c)	10/20/32		3,500	3,478,710
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.454(c)	07/20/31		250	248,732
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A(hh)	— (p)	04/15/35	EUR	2,750	3,034,582
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.454(c)	10/20/31		500	497,375

					34,996,740

Consumer Loans 0.4%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	200	152,727

See Notes to Financial Statements.

PGIM Balanced Fund      37

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320%	04/21/31	100	$94,658
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28	900	890,488
Series 2021-01A, Class A, 144A	1.900	11/20/31	700	632,920
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	200	192,285
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29	24	23,782
Series 2020-01A, Class A, 144A	3.840	05/14/32	300	302,320
Series 2020-02A, Class A, 144A	1.750	09/14/35	400	371,190
Oportun Funding LLC,
Series 2020-01, Class A, 144A	2.200	05/15/24	3	2,615
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28	400	388,362
Series 2021-A, Class B, 144A	1.760	03/08/28	300	294,633
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32	400	388,930
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A	2.020	01/25/29	41	41,097

				3,776,007

Credit Cards 0.1%

Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.845(c)	11/15/28	GBP 465	614,239

Equipment 0.0%

MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	400	397,716

Home Equity Loans 0.0%

CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	2.107(c)	03/25/33	1	1,584

Manufactured Housing 0.0%

Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	71	70,610

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.1%

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.231%(c)	10/16/23	100	$100,093
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.257(c)	06/25/24	1,400	1,372,533

				1,472,626

Residential Mortgage-Backed Securities 0.1%

Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.207(c)	03/25/34	25	24,606
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.452(c)	09/27/75	EUR 481	520,984

				545,590

Student Loans 0.2%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	124	123,499
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	100	99,239
Series 2018-CGS, Class A1, 144A	3.870	02/25/46	43	42,990
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	34	34,276
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	75	75,888
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	88	87,899
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	113	113,560
Series 2018-CA, Class A2, 144A	3.520	06/16/42	77	77,591
Series 2019-CA, Class A2, 144A	3.130	02/15/68	160	158,988
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	208	207,986
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	394	389,928

See Notes to Financial Statements.

PGIM Balanced Fund      39

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340%	08/25/47	150	$150,006
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	521	513,603

				2,075,453

TOTAL ASSET-BACKED SECURITIES
(cost $55,036,699)				54,153,361

BANK LOANS 0.1%

Media 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, SOFR + 3.250%	3.545(c)	08/24/26	149	50,581
Term Loan,	— (p)	05/25/26	76	76,649

				127,230

Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	152	162,450

Telecommunications 0.1%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	3.500(c)	05/27/24	347	330,046

TOTAL BANK LOANS
(cost $671,115)				619,726

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.6%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	1,000	993,394
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,658,851
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,408,798
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,716,709
Series 2020-B17, Class A4	2.042	03/15/53	650	591,278

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.447%(c)	11/15/35	910	$903,134
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.047(c)	10/15/36	1,275	1,244,964
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)	2.594(c)	11/15/38	1,000	972,865
BX TRUST,
Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	2.346(c)	10/15/23	1,350	1,291,768
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class XCP, IO, 144A	0.620(cc)	03/15/35	476,980	2,786,326
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,123,847
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,375,539
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	818,203
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	153	153,542
Series 2015-GC29, Class A3	2.935	04/10/48	385	377,209
Series 2015-P01, Class A4	3.462	09/15/48	600	596,763
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,417,426
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,305,743
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	57	57,437
Series 2014-CR18, Class A4	3.550	07/15/47	337	334,823
Series 2014-UBS04, Class A4	3.420	08/10/47	700	694,321
Series 2015-LC21, Class A3	3.445	07/10/48	693	688,023
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.047(c)	05/15/36	1,766	1,726,038
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,572,616
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	761	750,434
Series 2017-C08, Class A3	3.127	06/15/50	775	751,538
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A	3.015	05/10/49	705	686,929
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.508(cc)	05/25/22	295	3
Series K021, Class X1, IO	1.384(cc)	06/25/22	575	6
Series K025, Class X1, IO	0.777(cc)	10/25/22	1,241	3,680
Series K055, Class X1, IO	1.353(cc)	03/25/26	2,210	98,977
Series K079, Class AM	3.930	06/25/28	996	1,050,254

See Notes to Financial Statements.

PGIM Balanced Fund      41

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K157, Class A2	3.990%(cc)	05/25/33	700	$754,731
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	388	383,613
Series 2021-GSA03, Class XB, IO	0.625(cc)	12/15/54	35,000	1,931,076
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4	2.694	04/15/46	91	90,476
Series 2017-JP07, Class ASB	3.241	09/15/50	400	400,460
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	800	793,989
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.397(c)	09/15/29	602	599,425
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863	12/15/48	151	150,865
Series 2015-C23, Class A3	3.451	07/15/50	584	577,761
Series 2015-C25, Class A4	3.372	10/15/48	700	693,023
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,253,417
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,211,973
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,374,371
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class E, 144A, 1 Month Term SOFR + 4.289% (Cap N/A, Floor 4.289%)	4.339(c)	03/15/39	1,100	1,094,705
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	500,544
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,391,041
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,701,442
Series 2018-C09, Class A3	3.854	03/15/51	400	404,490
Series 2018-C14, Class A3	4.180	12/15/51	996	1,011,268
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792	12/10/45	200	199,994
Series 2013-C05, Class A3	2.920	03/10/46	68	67,851
Series 2013-C06, Class A3	2.971	04/10/46	187	187,172
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	799,100
Series 2016-C33, Class A3	3.162	03/15/59	1,038	1,017,580
Series 2016-C34, Class A3	2.834	06/15/49	800	780,351
Series 2016-C35, Class A3	2.674	07/15/48	1,198	1,158,003
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,466,595
Series 2017-C38, Class A4	3.190	07/15/50	700	696,912
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,063,046
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,758,228

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2019-C52, Class A3	2.631%	08/15/52	2,500	$2,464,770

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $63,501,058)				61,129,710

CORPORATE BONDS 15.0%

Aerospace & Defense 0.5%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,759,832
Sr. Unsec’d. Notes	3.750	02/01/50	515	460,716
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	445,060
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	375	367,488
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	260	261,373
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	425	416,232

Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.050	06/15/25	99	99,991
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A	5.696	09/16/23	210	216,969
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	235	245,681
Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	935	866,303

				5,139,645

Agriculture 0.3%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	620	505,916
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	410	398,983
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,413,307
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	364,323

				2,682,529

Airlines 0.1%

American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.575	07/15/29	155	147,274

See Notes to Financial Statements.

PGIM Balanced Fund      43

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000%	04/29/26	69	$68,944
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	277,962
Sr. Unsec’d. Notes	5.250	05/04/25	300	314,844
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	58	58,036
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	255,996
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	57,120

				1,180,176

Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	316,688
Sr. Unsec’d. Notes	5.291	12/08/46	135	131,057
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	383,098
Sr. Unsec’d. Notes	3.350	11/01/22	770	772,088
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	159,722
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	1,101,180
Sr. Unsec’d. Notes	6.250	10/02/43	95	108,412
Sr. Unsec’d. Notes	6.600	04/01/36	80	92,800
General Motors Financial Co., Inc.,
Gtd. Notes	3.950	04/13/24	616	625,500

				3,690,545

Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	5.000	10/01/29	425	398,451
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	250	248,590
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	2.450	06/15/30	350	322,528

				969,569

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 3.7%
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875%	01/11/29	200	$201,531
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	200	187,054
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	352,723
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	235	223,138
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	591,817
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	191	191,485
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	160,391
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	208,171
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	85	85,578
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,856,743
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	116,899
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	361,462
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,105,650
Sub. Notes, MTN	4.450	03/03/26	365	377,635
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	0.625	07/09/24	660	627,701
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	782	781,619
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	171,492
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	976,917
Sr. Unsec’d. Notes	4.375	01/12/26	200	204,431
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	419,969
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	671,482
Sr. Unsec’d. Notes, 144A	3.132(ff)	01/20/33	685	634,201
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	275,408
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	250	219,668
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	99,109
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,233,925
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	167,551
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	805,205
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	262,078
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	290,266
Sr. Unsec’d. Notes	3.700	01/12/26	200	202,583
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,516,262
Sub. Notes	4.400	06/10/25	767	789,253

See Notes to Financial Statements.

PGIM Balanced Fund      45

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sub. Notes	4.450%	09/29/27	195	$201,033
Sub. Notes	4.750	05/18/46	55	58,915
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	445,371
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	245	244,866
Discover Bank,
Sr. Unsec’d. Notes	4.250	03/13/26	315	323,440
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	265,303
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	370,579
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	413,211
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,277,067
Sr. Unsec’d. Notes	3.750	02/25/26	50	50,851
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	191,298
Sr. Unsec’d. Notes	3.850	01/26/27	410	414,804
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	97,312
Sub. Notes	6.750	10/01/37	275	347,389
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	342,813
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,243,308
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.769(c)	07/30/22(oo)	146	146,002
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	936,202
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	343,898
Sr. Unsec’d. Notes	2.950	10/01/26	210	208,653
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	467,161
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	264,616
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	146,015
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,611,201
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	812,734
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	261,316
Sub. Notes	3.875	09/10/24	90	91,935
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	300	300,722
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	891,093
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	45,705
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,182,297
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	377,021
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	251,297
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	194,687

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	2.943%(ff)	01/21/33	485	$454,454
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,542,138
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	1,000	908,460
State Bank of India (India),
Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	314,621
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	4.423(c)	06/15/22(oo)	63	62,866
Sub. Notes	2.200	03/03/31	960	868,525
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	3.127(ff)	06/03/32	405	356,668
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,365,716
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	952,441

				40,015,401

Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	163,028
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.000	01/17/43	120	117,537
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.550	01/23/49	825	1,001,858

				1,282,423

Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	3.000	01/15/52	600	509,146

Building Materials 0.1%
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	800	768,855
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	274,848

				1,043,703

See Notes to Financial Statements.

PGIM Balanced Fund      47

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 0.3%
CF Industries, Inc.,
Gtd. Notes	5.375%	03/15/44	150	$169,386
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR 200	221,367
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	20,788
Sr. Unsec’d. Notes	9.400	05/15/39	31	49,536
Huntsman International LLC,
Sr. Unsec’d. Notes	4.500	05/01/29	1,650	1,703,836
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	200	192,085
Gtd. Notes	5.875	03/27/24	200	202,836
Gtd. Notes	6.500	09/27/28	200	203,498
Westlake Corp.,
Sr. Unsec’d. Notes	3.125	08/15/51	315	261,244

				3,024,576

Commercial Services 0.5%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	300	290,129
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	500	506,283
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	1,166	1,164,699
Gtd. Notes, 144A	7.000	10/15/37	20	26,184
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60	100	82,391
Loxam SAS (France),
Sr. Sub. Notes	5.750	07/15/27	EUR 603	650,807
Nexi SpA (Italy),
Sr. Unsec’d. Notes	2.125	04/30/29	EUR 930	935,169
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	270	267,756
S&P Global, Inc.,
Sr. Unsec’d. Notes, 144A	3.700	03/01/52	510	517,377
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	279	252,400
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	55	48,600

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	3.750%	01/15/32	200	$186,535
Gtd. Notes	3.875	02/15/31	25	23,639
Gtd. Notes	5.500	05/15/27	75	77,490
Yale University,
Unsec’d. Notes, Series 2020	1.482	04/15/30	595	537,264

				5,566,723

Distribution/Wholesale 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	400	374,376

Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	115,567
Gtd. Notes, 144A	6.000	01/15/27	400	407,506
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	350	316,848
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	325	278,829
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	219,538

				1,338,288

Electric 1.2%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes	6.350	10/01/36	115	144,949
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	5.950	05/15/37	120	146,348
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	195,160
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	138,800
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	204,919
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	154,670
General Ref. Mortgage, Series Z	2.400	09/01/26	170	165,350
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	440	434,325
Commonwealth Edison Co.,
First Mortgage, Series 123	3.750	08/15/47	754	748,115

See Notes to Financial Statements.

PGIM Balanced Fund      49

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Dominion Energy, Inc.,
Jr. Sub. Notes	3.071%	08/15/24	800	$798,076
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	622	625,085
Duke Energy Carolinas LLC,
First Mortgage	6.050	04/15/38	55	68,580
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	210	204,739
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	135	159,514
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	685	685,073
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.250	07/12/31	1,190	1,053,982
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	184,245
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	327,288
Florida Power & Light Co.,
First Mortgage	5.950	10/01/33	60	72,806
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	30	36,665
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	315	288,011
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	236,940
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24	280	284,750
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,827
Gtd. Notes, 144A	3.375	02/15/29	50	44,533
Gtd. Notes, 144A	3.625	02/15/31	100	88,100
Gtd. Notes, 144A	3.875	02/15/32	125	110,409
Gtd. Notes, 144A	5.250	06/15/29	400	390,771
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	159,159
Sr. Unsec’d. Notes	4.150	04/01/48	175	178,335
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	215,430
First Mortgage	4.550	07/01/30	540	535,804
Public Service Co. of Colorado,
First Mortgage	4.300	03/15/44	35	37,006

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	5.800%	05/01/37		125	$153,639
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48		230	242,783
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47		250	243,495
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	2.875	07/15/29		1,135	1,106,140
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		200	194,693
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	654,013
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27		600	599,693
Sr. Sec’d. Notes, 144A	3.550	07/15/24		645	639,250
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41		105	112,861

					13,115,331

Electronics 0.1%

Trimble, Inc.,
Sr. Unsec’d. Notes	4.750	12/01/24		1,200	1,234,592

Engineering & Construction 0.1%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	283,105
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	290,008
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	176,410
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	197,649
Sr. Sec’d. Notes, 144A	5.500	07/31/47		200	176,410
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		100	90,775

					1,214,357

Entertainment 0.2%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		168	150,592

See Notes to Financial Statements.

PGIM Balanced Fund      51

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.500%	02/15/25		650	$682,160
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		265	270,351
Gtd. Notes, 144A	5.141	03/15/52		245	250,815
Gtd. Notes, 144A	5.391	03/15/62		125	129,152
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25		225	236,813

					1,719,883

Environmental Control 0.0%

Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		75	67,246

Foods 0.3%

B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		325	310,397
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	700	849,506
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	583,347
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		500	509,868
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		450	474,440
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		150	140,096
Gtd. Notes, 144A	4.375	01/31/32		150	140,059

					3,007,713

Forest Products & Paper 0.0%

Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	4.500	08/01/24		310	318,584

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		825	822,107
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47		200	203,152

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

NiSource, Inc.,
Sr. Unsec’d. Notes	3.490%	05/15/27		548	$546,704
Sr. Unsec’d. Notes	4.800	02/15/44		40	41,654
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		740	741,198

					2,354,815

Healthcare-Products 0.1%

DH Europe Finance II Sarl,
Gtd. Notes	1.350	09/18/39	EUR	385	382,181
Medtronic Global Holdings SCA,
Gtd. Notes	2.250	03/07/39	EUR	100	112,993
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		350	323,734
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		75	69,779

					888,687

Healthcare-Services 0.7%

Allina Health System,
Unsec’d. Notes, Series 2019	3.887	04/15/49		115	116,688
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	49,304
Sr. Unsec’d. Notes	4.650	01/15/43		30	33,018
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		795	831,875
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A	2.375	03/01/28	EUR	800	827,867
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	99,147
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		130	135,504
Gtd. Notes, MTN	7.750	07/15/36		400	501,553
Sr. Sec’d. Notes	3.500	07/15/51		550	476,570
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	2.200	06/01/30		360	327,911
IHC Health Services, Inc.,
Sec’d. Notes	4.131	05/15/48		480	542,105
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	150,781

See Notes to Financial Statements.

PGIM Balanced Fund      53

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Kaiser Foundation Hospitals, (cont’d.)
Unsec’d. Notes, Series 2021	2.810%	06/01/41	495	$435,626
MEDNAX, Inc.,
Gtd. Notes, 144A	5.375	02/15/30	125	120,897
MidMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	155	139,330
MultiCare Health System,
Unsec’d. Notes	2.803	08/15/50	280	231,101
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	1,155	1,057,438
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	179,804
Unsec’d. Notes, Series H	2.746	10/01/26	50	49,507
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	250	254,112
Sr. Sec’d. Notes	4.625	07/15/24	196	196,899
Sr. Sec’d. Notes, 144A	4.375	01/15/30	325	312,249

				7,069,286

Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield
Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $600,000; purchased 02/11/20)(f)	4.875	02/15/30	600	537,343
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	633,851
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	518,416
Gtd. Notes, 144A	5.875	06/15/27	90	93,638
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	80	78,207
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.350	02/15/28	1,650	1,663,218

				3,524,673

Insurance 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	104,876
Gtd. Notes, 144A	3.951	10/15/50	180	169,882
Gtd. Notes, 144A	4.569	02/01/29	350	371,162

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300%	10/09/37	110	$133,727
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	27,000
Sr. Unsec’d. Notes	5.000	04/05/46	325	357,527
New York Life Insurance Co.,
Sub. Notes, 144A	6.750	11/15/39	110	145,900
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	15	15,985
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	253,637
Sub. Notes, 144A	6.850	12/16/39	22	28,914

				1,608,610

Lodging 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	375	339,064
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	130,490
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	554,815
MGM Resorts International,
Gtd. Notes	6.750	05/01/25	350	361,873

				1,386,242

Machinery-Diversified 0.1%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.950	09/15/28	89	94,030
Xylem, Inc.,
Sr. Unsec’d. Notes	1.950	01/30/28	975	904,331

				998,361

Media 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	319,019
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	725	723,675
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	245,490

See Notes to Financial Statements.

PGIM Balanced Fund      55

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	5.375%	05/01/47	120	$122,671
Sr. Sec’d. Notes	6.384	10/23/35	110	124,997
Sr. Sec’d. Notes	6.484	10/23/45	172	196,035
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	19,417
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	255,508
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	261,227
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	250,645
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A(a)	5.375	08/15/26	550	210,754
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	575	605,527
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	85,135
Gtd. Notes	7.375	07/01/28	100	94,886
Gtd. Notes	7.750	07/01/26	400	397,022
Paramount Global,
Sr. Unsec’d. Notes	4.375	03/15/43	600	570,524
Sr. Unsec’d. Notes	5.250	04/01/44	65	67,750
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	140	145,521

				4,695,803

Mining 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	280	341,547
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	7.500	07/27/35	95	122,353
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.250	07/15/41	730	874,236

				1,338,136

Miscellaneous Manufacturing 0.0%
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	450	468,242

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750%	01/06/23	70	$70,187

Oil & Gas 1.1%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	234,129
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26	66	72,964
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	108,943
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	131,194
BP Capital Markets America, Inc.,
Gtd. Notes	3.790	02/06/24	518	527,040
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)	750	753,855
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400	04/15/29	650	674,731
Sr. Unsec’d. Notes	5.400	06/15/47	318	358,631
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	125	128,149
Gtd. Notes, 144A	5.875	02/01/29	125	129,143
ConocoPhillips Co.,
Gtd. Notes, 144A	3.758	03/15/42	150	152,464
Continental Resources, Inc.,
Gtd. Notes	4.500	04/15/23	151	153,099
Gtd. Notes, 144A	2.875	04/01/32	550	489,317
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	35	40,438
Diamondback Energy, Inc.,
Gtd. Notes	3.500	12/01/29	1,250	1,237,937
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.875	09/18/23	353	361,574
Sr. Unsec’d. Notes	6.875	04/29/30	68	71,546
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	400	412,717
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24	100	99,255
Sr. Sec’d. Notes, 144A	4.875	03/30/26	15	14,551
Sr. Sec’d. Notes, 144A	5.375	03/30/28	255	246,685
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35	120	123,531

See Notes to Financial Statements.

PGIM Balanced Fund      57

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750%	02/01/29		50	$50,020
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	50,553
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A	3.100	07/15/31		450	417,237
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		200	209,517
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		200	235,037
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		340	403,973
Gtd. Notes	6.625	08/15/37		50	59,387
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	230	303,149
Gtd. Notes	6.900	03/19/49		159	158,493
Gtd. Notes	7.375	01/17/27		21	23,419
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	184,531
Gtd. Notes	5.350	02/12/28		49	46,648
Gtd. Notes	6.350	02/12/48		136	107,140
Gtd. Notes	6.490	01/23/27		61	61,881
Gtd. Notes	6.500	03/13/27		1,613	1,637,540
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	252,538
Gtd. Notes, MTN	6.750	09/21/47		231	187,847
Gtd. Notes, MTN	6.875	08/04/26		10	10,456
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		210	192,069
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A	3.680	08/08/49		345	309,155

					11,422,483

Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	339,573

Packaging & Containers 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32		780	758,571

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR 918	$924,558
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	225	209,096

				1,892,225

Pharmaceuticals 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	315	321,491
Sr. Unsec’d. Notes	4.250	11/21/49	1,285	1,340,807
Sr. Unsec’d. Notes	4.500	05/14/35	235	252,700
Sr. Unsec’d. Notes	4.550	03/15/35	430	463,411
Sr. Unsec’d. Notes	4.700	05/14/45	250	272,419
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	75	58,443
Gtd. Notes, 144A	5.250	02/15/31	400	311,456
Gtd. Notes, 144A	6.250	02/15/29	200	165,227
Gtd. Notes, 144A	7.000	01/15/28	475	425,610
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	18	18,305
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	70	74,997
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	967	1,011,514
Sr. Unsec’d. Notes	3.400	03/15/50	120	108,336
Sr. Unsec’d. Notes	3.400	03/15/51	495	447,436
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	359	376,340
Sr. Unsec’d. Notes	4.780	03/25/38	90	98,250
Sr. Unsec’d. Notes	5.125	07/20/45	487	551,098
Sr. Unsec’d. Notes	5.300	12/05/43	45	52,022
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	250	223,486

See Notes to Financial Statements.

PGIM Balanced Fund      59

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250%	06/15/46	800	$790,916
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	325	274,395

				7,638,659

Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	350	356,834
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A	4.600	12/15/44	10	10,379
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	601,055
Sr. Unsec’d. Notes	4.950	06/15/28	210	220,436
Sr. Unsec’d. Notes	5.000	05/15/50	170	172,370
Sr. Unsec’d. Notes	5.300	04/15/47	500	512,786
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	275	233,665
Gtd. Notes	4.200	01/31/50	345	342,915
Gtd. Notes	4.850	03/15/44	185	195,993
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	320,670
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	220	182,538
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	578,570
Sr. Unsec’d. Notes	4.500	04/15/38	175	178,338
Sr. Unsec’d. Notes	4.875	06/01/25	375	388,760
Sr. Unsec’d. Notes	4.950	03/14/52	520	541,601
Sr. Unsec’d. Notes	5.200	03/01/47	20	21,560
Sr. Unsec’d. Notes	5.500	02/15/49	90	99,949
ONEOK Partners LP,
Gtd. Notes	6.200	09/15/43	205	225,126
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	965,868
Gtd. Notes	4.950	07/13/47	50	50,953
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.550	10/01/26	360	360,647
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.300	01/31/43	740	660,468

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Spectra Energy Partners LP,
Gtd. Notes	3.375%	10/15/26	165	$164,742
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	265,931
Gtd. Notes, 144A	6.000	12/31/30	125	121,292
Gtd. Notes, 144A	7.500	10/01/25	150	158,119
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	29,179
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	29,451
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	445	445,000
Sr. Unsec’d. Notes	5.300	03/01/48	20	19,830
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	21,351
Sr. Unsec’d. Notes	4.900	01/15/45	220	229,967
Sr. Unsec’d. Notes	5.400	03/04/44	175	192,638

				8,898,981

Real Estate 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	328,971

Real Estate Investment Trusts (REITs) 0.6%
Brandywine Operating Partnership LP,
Gtd. Notes	4.550	10/01/29	450	465,872
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	345	346,064
Diversified Healthcare Trust,
Sr. Unsec’d. Notes	4.750	02/15/28	400	363,445
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	04/15/26	175	182,706
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	2.875	01/15/31	315	298,619
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR 200	206,461
Realty Income Corp.,
Sr. Unsec’d. Notes	3.400	01/15/28	800	798,490
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	675	608,997

See Notes to Financial Statements.

PGIM Balanced Fund      61

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875%	02/15/25	700	$727,613
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25	1,750	1,718,107
Welltower, Inc.,
Sr. Unsec’d. Notes	4.250	04/01/26	160	164,521
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	545	467,342

				6,348,237

Retail 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	185	157,882
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	2.650	12/01/31	750	685,645
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR 1,200	1,324,181
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	170	172,247
Sec’d. Notes, 144A	8.750	04/30/25	350	365,767
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	500	506,978

				3,212,700

Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	166	146,352
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	975	856,759
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	1,750	1,633,126

				2,636,237

Software 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	48	41,622

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550%	12/01/33	274	$243,738
Sr. Unsec’d. Notes	3.500	09/15/53	1,658	1,465,948
Sr. Unsec’d. Notes	3.550	09/15/55	115	100,881
Sr. Unsec’d. Notes	4.300	02/15/30	5	5,287
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	9.625	12/15/30	50	68,320
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	150	139,500
Sr. Sec’d. Notes, 144A	8.750	05/25/24	200	199,166
Sr. Sec’d. Notes, 144A	8.750	05/25/24	175	174,280
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	200,364
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	400	—
Gtd. Notes, 144A^	8.500	10/15/24(d)	25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)	25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30	625	623,961
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27	900	847,351
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes	3.125	09/15/26	EUR 800	854,963
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	300	403,989
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29	275	251,117
Sr. Sec’d. Notes	2.550	02/15/31	1,910	1,732,060
Sr. Sec’d. Notes	4.500	04/15/50	300	304,667
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41	480	451,751

				8,067,343

Transportation 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	6.700	08/01/28	135	159,026
CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37	170	213,249
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	200	189,684

See Notes to Financial Statements.

PGIM Balanced Fund      63

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903%	02/15/23	97	$97,451
Sr. Unsec’d. Notes	5.590	05/17/25	20	21,306

				680,716

TOTAL CORPORATE BONDS (cost $170,907,140)				163,405,595

MUNICIPAL BONDS 0.4%

Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	36,435

California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	313,191
Taxable, Revenue Bonds	2.574	04/01/31	415	391,976
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	294,061
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	20,668

				1,019,896

Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	214,333
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	35	35,596
General Obligation Unlimited, Series D	5.000	11/01/22	710	723,736
General Obligation Unlimited, Taxable	5.100	06/01/33	100	106,231

				1,079,896

Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	425,793
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	472,682
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	477,336

				1,375,811

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	165	$241,254

New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	5.767	08/01/36	190	219,790

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	76,614
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	49,232

				125,846

Oregon 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	85,634

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	80	104,283

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	79,339

TOTAL MUNICIPAL BONDS (cost $4,054,619)				4,368,184

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.8%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1	5.250	09/25/35	2	1,640
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	2.556(cc)	02/25/35	8	7,731
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.307(c)	10/25/28	93	92,466

See Notes to Financial Statements.

PGIM Balanced Fund      65

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.057%(c)	07/25/29	426	$425,998
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.457(c)	10/25/29	177	177,017
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.057(c)	06/25/30	121	121,596
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.849(c)	03/25/31	326	325,143
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.049(c)	03/25/31	150	149,203
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.249(c)	01/26/32	160	159,360
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.799(c)	01/26/32	360	345,794
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.050(c)	09/12/26	896	895,698
Central Park Funding Trust,
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000%	3.447(c)	10/27/22	967	965,105
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5	2.326(cc)	02/25/37	19	18,668
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.607(c)	09/25/31	46	45,685
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.557(c)	10/25/39	47	46,744
Series 2022-R02, Class 2B1, 144A, 30 Day
Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	4.599(c)	01/25/42	100	94,363
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	6.349(c)	03/25/42	105	107,482
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	235	235,524
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	407	398,753
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.887(c)	11/25/28	69	68,695

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	3.757%(c)	04/25/29	200	$200,197
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.249(c)	10/25/33	180	179,559
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.799(c)	10/25/33	280	281,358
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.549(c)	04/25/34	240	228,094
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.857(c)	05/25/30	123	124,193
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.607(c)	10/25/30	68	68,097
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	3.399(c)	11/25/41	110	102,019
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.099(c)	11/25/41	90	85,847
Fannie Mae REMICS,
Series 2014-11, Class VB	4.500	04/25/42	500	520,312
Series 2018-78, Class A	3.500	07/25/43	30	30,368
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.099(c)	11/25/50	250	243,746
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.699(c)	11/25/50	948	946,975
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.499(c)	08/25/33	1,120	1,042,856
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	2.307(c)	02/25/50	209	208,913
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.457(c)	08/25/50	450	472,566
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	4.207(c)	08/25/50	33	32,613

See Notes to Financial Statements.

PGIM Balanced Fund      67

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.899%(c)	10/25/50	190	$192,852
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	4.057(c)	07/25/50	79	79,485
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.599(c)	10/25/33	275	257,298
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.149(c)	01/25/34	180	167,814
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.749(c)	01/25/34	110	108,215
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.499(c)	10/25/41	300	276,769
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.249(c)	12/25/33	100	84,990
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.449(c)	09/25/41	170	151,690
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.199(c)	09/25/41	300	281,392
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	3.849(c)	12/25/41	90	80,892
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	2.449(c)	12/25/41	200	187,972
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	1.949(c)	01/25/42	410	386,448
Home Re Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.699(c)	01/25/34	150	147,293
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.899(c)	01/25/34	235	221,519

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	2.322%(cc)	07/25/35		6	$5,614
Jupiter Mortgage PLC (United Kingdom),
Series 1A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.492(c)	07/20/60	GBP	300	392,510
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		68	67,668
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		270	270,272
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		304	304,429
Series 2020-SL01, Class A, 144A	2.734	01/25/60		166	164,639
Series 2021-GS01, Class A1, 144A	1.892	10/25/66		147	142,521
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60		259	257,262
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61		94	94,409
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		63	62,607
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.207(c)	01/25/48		92	91,640
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.857(c)	07/25/29		12	11,594
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.999(c)	04/25/34		200	191,779
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	1.107(c)	06/25/57		75	74,145
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.260(c)	12/25/22		740	738,360
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.307(c)	02/25/23		150	149,353
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.207(c)	06/25/29		122	122,297
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.907(c)	01/25/30		200	194,812
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	1.949(c)	11/25/31		240	238,210

See Notes to Financial Statements.

PGIM Balanced Fund      69

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Radnor Re Ltd. (Bermuda), (cont’d.)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.799%(c)	11/25/31		300	$290,965
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)	1.547(c)	06/20/70	GBP	465	613,082
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	508	560,352
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA	3.500	08/25/58		366	367,952
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.355(c)	04/11/22		1,400	1,398,150
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	2.459(cc)	02/25/34		15	14,473
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	1.057(c)	02/25/57		156	155,818
ZH Trust,
Series 2021-01, Class A, 144A	2.253	02/18/27		130	127,979

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,589,169)					19,177,899

SOVEREIGN BONDS 0.8%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes	4.400	03/09/23		1,000	974,910
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	3.125	10/11/27		485	496,947
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	183,478
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	190	165,044
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375	09/18/37		100	112,660
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	436,039

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875%	02/01/28		200	$198,132
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A	3.125	09/21/51		200	168,308
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	96,287
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	408,483
Sr. Unsec’d. Notes	3.500	01/11/28		370	378,779
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	354,567
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	199,085
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	400,336
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36		200	247,274
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	97,099
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	203,570
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	245,094
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		2,000	1,890,421
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	420	435,449
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	279,017
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	286,986
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	200,558
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		300	132,000
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	200	90,713
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		640	380,800
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		110	128,897
Sr. Unsec’d. Notes	5.100	06/18/50		65	77,028

TOTAL SOVEREIGN BONDS (cost $10,262,966)					9,267,961

See Notes to Financial Statements.

PGIM Balanced Fund      71

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.8%
Federal Home Loan Bank(k)	5.500%	07/15/36	135	$175,670
Federal Home Loan Mortgage Corp.	4.500	10/01/39	76	81,232
Federal Home Loan Mortgage Corp.	5.000	04/01/34	8	8,166
Federal Home Loan Mortgage Corp.	5.000	05/01/34	15	16,747
Federal Home Loan Mortgage Corp.	5.000	10/01/35	22	24,054
Federal Home Loan Mortgage Corp.	5.000	11/01/41	164	176,143
Federal Home Loan Mortgage Corp.	5.500	12/01/33	15	16,351
Federal Home Loan Mortgage Corp.	5.500	05/01/34	3	3,428
Federal Home Loan Mortgage Corp.	5.500	07/01/34	31	34,177
Federal Home Loan Mortgage Corp.	5.500	05/01/37	5	6,038
Federal Home Loan Mortgage Corp.	5.500	10/01/37	11	11,935
Federal Home Loan Mortgage Corp.	6.000	01/01/34	13	14,349
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	651
Federal Home Loan Mortgage Corp.	7.000	05/01/32	11	11,021
Federal National Mortgage Assoc.	3.000	TBA(tt)	1,500	1,467,187
Federal National Mortgage Assoc.	3.000	TBA	2,500	2,439,593
Federal National Mortgage Assoc.	4.500	09/01/39	60	64,144
Federal National Mortgage Assoc.	4.500	08/01/40	51	54,604
Federal National Mortgage Assoc.	4.500	02/01/44	74	78,876
Federal National Mortgage Assoc.	4.500	08/01/44	158	167,654
Federal National Mortgage Assoc.	4.500	01/01/45	134	142,586
Federal National Mortgage Assoc.	5.000	07/01/35	18	19,813
Federal National Mortgage Assoc.	5.000	02/01/36	31	33,900
Federal National Mortgage Assoc.	5.500	06/01/33	7	7,448
Federal National Mortgage Assoc.	5.500	08/01/33	12	13,417
Federal National Mortgage Assoc.	5.500	09/01/33	15	16,761
Federal National Mortgage Assoc.	5.500	09/01/33	30	33,083
Federal National Mortgage Assoc.	5.500	01/01/34	14	15,207
Federal National Mortgage Assoc.	5.500	01/01/34	15	16,358
Federal National Mortgage Assoc.	5.500	07/01/34	24	26,691
Federal National Mortgage Assoc.	6.000	01/01/34	5	5,385
Federal National Mortgage Assoc.	6.000	01/01/34	71	77,563
Federal National Mortgage Assoc.	6.000	02/01/34	7	7,751
Federal National Mortgage Assoc.	6.000	10/01/34	1	1,386
Federal National Mortgage Assoc.	6.000	10/01/34	4	4,858
Federal National Mortgage Assoc.	6.000	11/01/34	9	10,434
Federal National Mortgage Assoc.	6.000	11/01/34	16	16,819
Federal National Mortgage Assoc.	6.000	11/01/34	35	38,045
Federal National Mortgage Assoc.	6.000	01/01/35	53	56,808
Federal National Mortgage Assoc.	6.000	02/01/35	37	40,719
Federal National Mortgage Assoc.	6.000	08/01/36	10	10,736
Federal National Mortgage Assoc.	6.000	08/01/38	4	4,533
Federal National Mortgage Assoc.	6.250	05/15/29	45	55,694
Federal National Mortgage Assoc.	6.500	05/01/24	5	5,608

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%	07/01/29	6		$6,009
Federal National Mortgage Assoc.	6.500	07/01/32	10		10,574
Federal National Mortgage Assoc.	6.500	04/01/33	6		6,869
Federal National Mortgage Assoc.	6.500	01/01/34	6		6,156
Federal National Mortgage Assoc.	6.500	01/01/34	10		10,614
Federal National Mortgage Assoc.	6.500	10/01/36	11		12,071
Federal National Mortgage Assoc.	6.500	09/01/37	45		50,332
Federal National Mortgage Assoc.	6.500	10/01/37	41		44,311
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145		190,132
Federal National Mortgage Assoc.	7.000	06/01/32	9		9,542
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		596,763
Federal National Mortgage Assoc.	7.500	09/01/30	1		584
Federal National Mortgage Assoc.	8.000	12/01/23	—(r	)	54
Federal National Mortgage Assoc.	8.500	02/01/28	1		1,085
Government National Mortgage Assoc.	3.000	09/20/43	113		112,205
Government National Mortgage Assoc.	3.000	01/20/44	35		34,833
Government National Mortgage Assoc.	3.000	03/15/45	80		79,413
Government National Mortgage Assoc.	3.000	05/20/45	111		110,635
Government National Mortgage Assoc.	3.000	08/20/45	203		202,134
Government National Mortgage Assoc.	3.000	06/20/46	222		221,124
Government National Mortgage Assoc.(k)	3.000	12/20/46	367		365,959
Government National Mortgage Assoc.	3.000	01/20/47	338		336,523
Government National Mortgage Assoc.	3.000	03/20/47	124		123,814
Government National Mortgage Assoc.	3.000	12/20/48	612		609,350
Government National Mortgage Assoc.	5.000	10/20/37	10		10,663
Government National Mortgage Assoc.	5.000	04/20/45	58		63,906
Government National Mortgage Assoc.	5.500	07/15/33	11		12,070
Government National Mortgage Assoc.	5.500	12/15/33	5		5,473
Government National Mortgage Assoc.	5.500	09/15/34	89		95,252
Government National Mortgage Assoc.	5.500	01/15/36	35		38,265
Government National Mortgage Assoc.	5.500	02/15/36	67		71,976
Government National Mortgage Assoc.	6.500	09/15/23	1		842
Government National Mortgage Assoc.	6.500	10/15/23	1		730
Government National Mortgage Assoc.	6.500	12/15/23	—(r	)	384
Government National Mortgage Assoc.	6.500	12/15/23	1		959
Government National Mortgage Assoc.	6.500	12/15/23	1		1,259
Government National Mortgage Assoc.	6.500	04/15/24	10		11,122
Government National Mortgage Assoc.	6.500	07/15/32	1		1,257
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	216
Government National Mortgage Assoc.	6.500	08/15/32	1		669
Government National Mortgage Assoc.	6.500	08/15/32	1		1,480
Government National Mortgage Assoc.	6.500	08/15/32	7		7,641
Government National Mortgage Assoc.	7.000	06/15/24	2		2,163
Government National Mortgage Assoc.	7.000	05/15/31	4		4,028

See Notes to Financial Statements.

PGIM Balanced Fund      73

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.500%	04/15/29	1		$509
Government National Mortgage Assoc.	8.000	08/15/22	—(r	)	111
Government National Mortgage Assoc.	8.000	12/15/22	—(r	)	45
Government National Mortgage Assoc.	8.000	12/15/22	—(r	)	55
Government National Mortgage Assoc.	8.000	06/15/25	10		10,908
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		118,681

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,087,908)					9,115,373

U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Bonds	1.375	11/15/40	135		110,341
U.S. Treasury Bonds	1.875	11/15/51	905		792,441
U.S. Treasury Bonds	2.000	11/15/41	8,140		7,364,156
U.S. Treasury Bonds(h)	2.250	05/15/41	22,655		21,377,116
U.S. Treasury Bonds	2.500	02/15/46	9,945		9,736,777
U.S. Treasury Bonds	2.500	05/15/46	2,895		2,836,195
U.S. Treasury Bonds	2.875	05/15/43	1,380		1,427,006
U.S. Treasury Bonds	3.625	08/15/43	230		266,656
U.S. Treasury Notes	0.250	10/31/25	55		50,703
U.S. Treasury Notes	0.375	11/30/25	7,350		6,794,731
U.S. Treasury Notes	0.375	01/31/26	895		824,659
U.S. Treasury Notes	0.375	09/30/27	4,630		4,132,637
U.S. Treasury Notes	1.250	04/30/28	6,000		5,589,844
U.S. Treasury Notes	1.250	06/30/28	16,590		15,432,588
U.S. Treasury Notes	1.500	02/15/25	200		194,438
U.S. Treasury Notes	1.875	02/15/32	60		57,628
U.S. Treasury Notes	2.875	05/15/28	7,255		7,423,905
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210		122,571
U.S. Treasury Strips Coupon(k)	2.052(s)	11/15/43	6,350		3,502,422
U.S. Treasury Strips Coupon	2.374(s)	05/15/43	550		306,367
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	500		303,125
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	120		64,125
U.S. Treasury Strips Coupon	2.487(s)	11/15/30	154		124,951
U.S. Treasury Strips Coupon	2.732(s)	08/15/30	286		233,604

TOTAL U.S. TREASURY OBLIGATIONS (cost $96,009,344)					89,068,986

TOTAL LONG-TERM INVESTMENTS (cost $931,164,853)					1,071,968,681

See Notes to Financial Statements.

Description			Shares	Value

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUND 0.3%
PGIM Institutional Money Market Fund (cost $2,708,587; includes $2,708,027 of cash collateral for securities on loan)(b)(wa)			2,711,678	$2,709,238

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.0%
U.S. Treasury Bills (cost $129,881)	0.434%	06/16/22	130	129,885

			Shares

UNAFFILIATED FUND 1.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $16,566,737)			16,566,737	16,566,737

OPTIONS PURCHASED*~ 0.0% (cost $164,283)				98,589

TOTAL SHORT-TERM INVESTMENTS (cost $19,569,488)				19,504,449

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $950,734,341)				1,091,473,130

OPTIONS WRITTEN*~ (0.0)% (premiums received $177,495)				(143,578)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.2% (cost $950,556,846)				1,091,329,552
Liabilities in excess of other assets(z) (0.2)%				(2,210,601)

NET ASSETS 100.0%				$1,089,118,951

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso

See Notes to Financial Statements.

PGIM Balanced Fund      75

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S&P—Standard & Poor’s
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

See Notes to Financial Statements.

UTS—Unit Trust Security
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $894,256 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,618,715; cash collateral of $2,708,027 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $600,000. The aggregate value of $537,343 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 1,500,000 is 0.1% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	1,600	$ —
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	400	—
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	400	—

See Notes to Financial Statements.

PGIM Balanced Fund      77

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,490	$1
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,420	1
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,510	4
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,430	4
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	8,850	8
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,760	206
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,420	15
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,420	15
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$96.00	CDX.NA.HY.37. V1(Q)	5.00%(Q)	1,190	368
CDX.NA.HY.37.V1, 12/20/26	Put	Citibank, N.A.	04/20/22	$99.00	CDX.NA.HY.37. V1(Q)	5.00%(Q)	1,190	569
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	400	919
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.60%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	1,600	2,588
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.60%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	400	647
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	6,904
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,490	6,110
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,760	11,293
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,510	10,700
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,430	10,510
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	8,850	20,997

See Notes to Financial Statements.

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	$13,365
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	13,365

Total Options Purchased (cost $164,283)								$98,589

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	1,600	$(99)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	400	(25)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	400	(25)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,490	(8,469)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	(8,337)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,760	(6,968)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,510	(10,004)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,430	(9,827)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	8,850	(19,632)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	(11,157)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,420	(11,157)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$103.50	5.00%(Q)	CDX.HY.IG.37. V1(Q)	1,190	(1,828)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	06/15/22	$100.00	5.00%(Q)	CDX.NA.HY.37. V1(Q)	1,190	(5,002)

See Notes to Financial Statements.

PGIM Balanced Fund      79

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.73%	1.00	%(Q)	CDX.NA.IG.37. V1(Q)	400	$(160)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.75%	1.00	%(Q)	CDX.NA.IG.37. V1(Q)	1,600	(523)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.78%	1.00	%(Q)	CDX.NA.IG.37. V1(Q)	400	(110)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00	%(Q)	CDX.NA.IG.38. V1(Q)	4,420	(2,965)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00	%(Q)	CDX.NA.IG.38. V1(Q)	4,490	(2,242)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00	%(Q)	CDX.NA.IG.38. V1(Q)	4,760	(5,461)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00	%(Q)	CDX.NA.IG.38. V1(Q)	4,510	(5,174)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00	%(Q)	CDX.NA.IG.38. V1(Q)	4,430	(5,082)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00	%(Q)	CDX.NA.IG.38. V1(Q)	8,850	(10,153)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00	%(Q)	CDX.NA.IG.38. V1(Q)	4,420	(6,340)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00	%(Q)	CDX.NA.IG.38. V1(Q)	4,420	(6,340)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50	%(M)	GS_21-PJ2A(M)	2,330	(93)
GS_21-PJA ^	Put	Goldman Sachs International	06/17/24	0.25%	0.25	%(M)	GS_21-PJA(M)	4,500	(165)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00	%(Q)	iTraxx.XO.36. V1(Q)	EUR 1,800	(6,240)

Total Options Written (premiums received $177,495)									$(143,578)

Futures contracts outstanding at March 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
204	5 Year U.S. Treasury Notes	Jun. 2022	$23,396,250	$(593,855)
286	10 Year U.S. Treasury Notes	Jun. 2022	35,142,250	(365,224)
108	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	19,129,500	(434,254)

See Notes to Financial Statements.

Futures contracts outstanding at March 31, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
29	Mini MSCI Emerging Markets Index	Jun. 2022	$1,631,975	$75,008
3	S&P 500 E-Mini Index	Jun. 2022	679,612	50,676

				(1,267,649)

Short Positions:
535	2 Year U.S.Treasury Notes	Jun. 2022	113,378,204	1,424,439
26	5 Year Euro-Bobl	Jun. 2022	3,706,336	118,666
25	10 Year Euro-Bund	Jun. 2022	4,387,941	232,524
64	10 Year U.S. Ultra Treasury Notes	Jun. 2022	8,670,000	266,666
59	20 Year U.S. Treasury Bonds	Jun. 2022	8,853,687	282,797
11	Euro Schatz Index	Jun. 2022	1,347,507	14,953

				2,340,045

				$1,072,396

Forward foreign currency exchange contracts outstanding at March 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	175	$125,000	$131,325	$6,325	$—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	175	124,000	131,202	7,202	—
Brazilian Real,
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	3,920	768,004	822,421	54,417	—
Expiring 05/03/22	Goldman Sachs International	BRL	645	135,000	134,181	—	(819)
British Pound,
Expiring 04/19/22	Barclays Bank PLC	GBP	64	84,000	83,875	—	(125)
Canadian Dollar,
Expiring 04/19/22	Bank of America, N.A.	CAD	268	214,391	213,956	—	(435)
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	225,431	276,000	282,800	6,800	—
Expiring 06/15/22	HSBC Bank PLC	CLP	220,503	267,000	276,617	9,617	—
Chinese Renminbi,
Expiring 05/23/22	HSBC Bank PLC	CNH	2,620	412,000	411,015	—	(985)
Expiring 05/23/22	HSBC Bank PLC	CNH	1,625	256,000	254,915	—	(1,085)
Colombian Peso,
Expiring 06/15/22	Citibank, N.A.	COP	568,152	149,000	148,958	—	(42)
Expiring 06/15/22	Citibank, N.A.	COP	521,705	135,000	136,781	1,781	—
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	5,862	270,218	265,069	—	(5,149)

See Notes to Financial Statements.

PGIM Balanced Fund      81

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/19/22	Citibank, N.A.	CZK	6,544	$298,000	$295,912	$—	$(2,088)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	7,679	353,000	347,207	—	(5,793)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	6,143	279,000	277,755	—	(1,245)
Euro,
Expiring 04/19/22	Bank of America, N.A.	EUR	463	522,105	512,613	—	(9,492)
Expiring 04/19/22	Goldman Sachs International	EUR	483	534,000	534,747	747	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	407	454,000	450,900	—	(3,100)
Hungarian Forint,
Expiring 04/19/22	Barclays Bank PLC	HUF	73,878	219,000	221,881	2,881	—
Expiring 04/19/22	Barclays Bank PLC	HUF	69,791	203,000	209,607	6,607	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	166,281	526,057	499,400	—	(26,657)
Expiring 04/19/22	Citibank, N.A.	HUF	44,858	133,000	134,725	1,725	—
Expiring 04/19/22	Citibank, N.A.	HUF	44,295	127,000	133,033	6,033	—
Expiring 04/19/22	UBS AG	HUF	40,987	124,000	123,099	—	(901)
Indian Rupee,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	98,508	1,276,376	1,284,582	8,206	—
Japanese Yen,
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	25,893	224,626	212,768	—	(11,858)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	2,784	128,000	138,040	10,040	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	9,541	452,305	473,119	20,814	—
Expiring 06/15/22	UBS AG	MXN	6,272	306,000	311,034	5,034	—
Expiring 06/15/22	UBS AG	MXN	2,777	128,000	137,707	9,707	—
New Taiwanese Dollar,
Expiring 06/15/22	UBS AG	TWD	10,171	356,000	356,449	449	—
New Zealand Dollar,
Expiring 04/19/22	Citibank, N.A.	NZD	184	123,000	127,603	4,603	—
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	508	134,067	137,190	3,123	—
Philippine Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	14,961	284,000	287,241	3,241	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	14,336	272,000	275,229	3,229	—
Expiring 06/15/22	Standard Chartered Bank	PHP	27,068	513,000	519,668	6,668	—
Expiring 06/15/22	Standard Chartered Bank	PHP	22,537	426,000	432,678	6,678	—
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	6,774	1,705,628	1,609,317	—	(96,311)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	565	417,000	417,201	201	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/15/22	HSBC Bank PLC	SGD	450	$331,000	$331,770	$ 770	$ —
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	612	451,000	451,374	374	—
South Korean Won,
Expiring 06/15/22	HSBC Bank PLC	KRW	329,408	268,000	270,980	2,980	—
Expiring 06/15/22	HSBC Bank PLC	KRW	262,823	217,000	216,205	—	(795)
Expiring 06/15/22	HSBC Bank PLC	KRW	154,540	125,000	127,129	2,129	—
Expiring 06/15/22	Standard Chartered Bank	KRW	240,012	197,000	197,440	440	—
Thai Baht,
Expiring 06/15/22	Goldman Sachs International	THB	8,085	243,000	243,421	421	—

				$15,565,777	$15,592,139	193,242	(166,880)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	630	$454,524	$471,318	$ —	$ (16,794)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	174	124,091	130,233	—	(6,142)
Brazilian Real,
Expiring 04/04/22	HSBC Bank PLC	BRL	1,722	337,411	361,234	—	(23,823)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	BRL	2,141	423,759	449,167	—	(25,408)
British Pound,
Expiring 04/19/22	Standard Chartered Bank	GBP	2,700	3,681,469	3,546,554	134,915	—
Canadian Dollar,
Expiring 04/19/22	HSBC Bank PLC	CAD	474	377,838	379,512	—	(1,674)
Chilean Peso,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	238,806	293,645	299,579	—	(5,934)
Expiring 06/15/22	UBS AG	CLP	182,618	229,000	229,093	—	(93)
Chinese Renminbi,
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	14,238	2,229,253	2,233,192	—	(3,939)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	2,621	411,000	411,134	—	(134)
Expiring 05/23/22	UBS AG	CNH	2,727	429,000	427,757	1,243	—
Expiring 05/23/22	UBS AG	CNH	1,757	274,000	275,638	—	(1,638)

See Notes to Financial Statements.

PGIM Balanced Fund      83

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	6,457	$276,000	$291,979	$—	$(15,979)
Expiring 04/19/22	Barclays Bank PLC	CZK	5,958	261,000	269,385	—	(8,385)
Expiring 04/19/22	Barclays Bank PLC	CZK	4,849	223,000	219,270	3,730	—
Expiring 04/19/22	Barclays Bank PLC	CZK	3,154	147,000	142,600	4,400	—
Expiring 04/19/22	Citibank, N.A.	CZK	4,909	218,000	221,969	—	(3,969)
Expiring 04/19/22	Citibank, N.A.	CZK	3,266	148,000	147,669	331	—
Euro,
Expiring 04/19/22	BNP Paribas S.A.	EUR	4,858	5,532,129	5,377,496	154,633	—
Expiring 04/19/22	Standard Chartered Bank	EUR	5,571	6,402,303	6,166,104	236,199	—
Expiring 04/19/22	UBS AG	EUR	3,272	3,753,658	3,621,364	132,294	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	62,382	197,540	187,355	10,185	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	55,322	175,000	166,150	8,850	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	36,106	112,320	108,438	3,882	—
Expiring 04/19/22	Citibank, N.A.	HUF	39,639	119,000	119,050	—	(50)
Expiring 04/19/22	HSBC Bank PLC	HUF	43,009	135,000	129,172	5,828	—
Expiring 04/19/22	HSBC Bank PLC	HUF	42,374	125,000	127,263	—	(2,263)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	42,430	124,000	127,432	—	(3,432)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	33,627	103,680	100,992	2,688	—
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	36,643	476,000	477,840	—	(1,840)
Expiring 06/15/22	HSBC Bank PLC	INR	35,737	461,000	466,023	—	(5,023)
Expiring 06/15/22	HSBC Bank PLC	INR	21,544	278,000	280,946	—	(2,946)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	36,918	480,000	481,421	—	(1,421)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	32,788	426,000	427,575	—	(1,575)
Indonesian Rupiah,
Expiring 06/15/22	Goldman Sachs International	IDR	3,743,526	261,164	260,324	840	—
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	740	226,000	232,425	—	(6,425)
Expiring 06/15/22	Citibank, N.A.	ILS	770	241,000	241,806	—	(806)
Expiring 06/15/22	HSBC Bank PLC	ILS	955	291,000	300,136	—	(9,136)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	926	284,000	290,749	—	(6,749)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	3,668	172,000	181,890	—	(9,890)
Expiring 06/15/22	UBS AG	MXN	4,212	198,000	208,885	—	(10,885)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/15/22	Goldman Sachs International	TWD	49,185	$1,742,304	$1,723,681	$18,623	$—
Philippine Peso,
Expiring 06/15/22	Bank of America, N.A.	PHP	17,369	332,000	333,462	—	(1,462)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	6,422	123,000	123,301	—	(301)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	15,142	285,811	290,714	—	(4,903)
Polish Zloty,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	1,290	280,000	306,446	—	(26,446)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	839	211,000	199,404	11,596	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	819	195,000	194,682	318	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	707	167,000	168,067	—	(1,067)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	602	150,000	142,942	7,058	—
Expiring 04/19/22	UBS AG	PLN	865	212,000	205,398	6,602	—
Expiring 04/19/22	UBS AG	PLN	648	161,000	153,922	7,078	—
Singapore Dollar,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	1,885	1,384,973	1,390,499	—	(5,526)
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	7,304	481,490	495,004	—	(13,514)
Expiring 06/15/22	Barclays Bank PLC	ZAR	7,182	464,335	486,682	—	(22,347)
Expiring 06/15/22	Barclays Bank PLC	ZAR	4,775	308,735	323,594	—	(14,859)
Expiring 06/15/22	Citibank, N.A.	ZAR	7,304	480,078	495,004	—	(14,926)
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	1,094,942	891,153	900,727	—	(9,574)
Thai Baht,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	70,354	2,122,734	2,118,292	4,442	—

				$41,104,397	$40,639,940	755,735	(291,278)

						$948,977	$(458,158)

See Notes to Financial Statements.

PGIM Balanced Fund      85

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Cross currency exchange contracts outstanding at March 31, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	177	CAD	158	$ 6,039	$ —	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	109	PLN	499	2,196	—	UBS AG
04/19/22	Buy	EUR	110	PLN	502	2,453	—	HSBC Bank PLC
04/19/22	Buy	HUF	27,853	EUR	73	2,851	—	UBS AG
04/19/22	Buy	PLN	1,992	EUR	428	—	(557)	Barclays Bank PLC

						$13,539	$(557)

Credit default swap agreements outstanding at March 31, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	04/14/22	0.500	%(M)	1,924	0.500%	$1,657	$(180)	$1,837	Goldman Sachs International
GS_21-PJA	04/14/22	0.250	%(M)	3,716	*	2,400	(347)	2,747	Goldman Sachs International

						$4,057	$(527)	$4,584

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000	%(Q)	400	$(5,467)	$(2,592)	$(2,875)	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000	%(Q)	400	2.509%	$(15,455)	$(11,374)	$(4,081)	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at March 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	21,520	$(314,071)	$(352,067)	$(37,996)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

See Notes to Financial Statements.

PGIM Balanced Fund      87

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	119	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(2,711)	$895	$ 3,606
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(34,697)	41,323	76,020
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(8,272)	9,839	18,111

					$(45,680)	$52,057	$97,737

(1)	The Fund pays the fixed rate and receives the floating rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(14,493)	$4,584	$(6,956)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$156,000	$1,894,748
Goldman Sachs & Co. LLC	—	129,885

Total	$156,000	$2,024,633

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of March 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$543,908,989	$111,023,265	$6
Exchange-Traded Fund	4,342,400	—	—
Preferred Stocks	2,107,492	278,741	—
Rights	—	—	993
Asset-Backed Securities
Automobiles	—	8,812,356	—
Collateralized Debt Obligations	—	1,390,440	—
Collateralized Loan Obligations	—	34,996,740	—
Consumer Loans	—	3,776,007	—
Credit Cards	—	614,239	—
Equipment	—	397,716	—
Home Equity Loans	—	1,584	—
Manufactured Housing	—	70,610	—
Other	—	1,472,626	—
Residential Mortgage-Backed Securities	—	545,590	—
Student Loans	—	2,075,453	—
Bank Loans	—	619,726	—
Commercial Mortgage-Backed Securities	—	61,129,710	—
Corporate Bonds	—	163,405,595	—
Municipal Bonds	—	4,368,184	—
Residential Mortgage-Backed Securities	—	18,282,201	895,698
Sovereign Bonds	—	9,267,961	—
U.S. Government Agency Obligations	—	9,115,373	—
U.S. Treasury Obligations	—	89,068,986	—
Short-Term Investments
Affiliated Mutual Fund	2,709,238	—	—
U.S. Treasury Obligation	—	129,885	—
Unaffiliated Fund	16,566,737	—	—
Options Purchased	—	98,589	—

Total	$569,634,856	$520,941,577	$896,697

Liabilities
Options Written	$—	$(137,080)	$(6,498)

Other Financial Instruments*
Assets
Futures Contracts	$2,465,729	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	948,977	—
OTC Cross Currency Exchange Contracts	—	13,539	—
OTC Credit Default Swap Agreements	—	—	4,057
Centrally Cleared Interest Rate Swap Agreements	—	97,737	—

Total	$2,465,729	$1,060,253	$4,057

See Notes to Financial Statements.

PGIM Balanced Fund      89

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(1,393,333)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(458,158)	—
OTC Cross Currency Exchange Contracts	—	(557)	—
Centrally Cleared Credit Default Swap Agreement	—	(37,996)	—
OTC Credit Default Swap Agreements	—	(20,922)	—

Total	$(1,393,333)	$(517,633)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2022 were as follows:

U.S. Treasury Obligations	8.2%
Banks	7.0
Commercial Mortgage-Backed Securities	5.6
Software	4.6
Semiconductors & Semiconductor Equipment	3.8
Pharmaceuticals	3.6
Technology Hardware, Storage & Peripherals	3.4
Collateralized Loan Obligations	3.2
Interactive Media & Services	2.8
Oil, Gas & Consumable Fuels	2.7
Automobiles	2.7
IT Services	2.5
Health Care Providers & Services	1.9
Residential Mortgage-Backed Securities	1.9
Capital Markets	1.8
Internet & Direct Marketing Retail	1.8
Unaffiliated Fund	1.5
Insurance	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Health Care Equipment & Supplies	1.4
Chemicals	1.4
Metals & Mining	1.2
Electric	1.2
Machinery	1.2
Biotechnology	1.2
Entertainment	1.2
Oil & Gas	1.1
Aerospace & Defense	1.1

Food Products	1.0%
Hotels, Restaurants & Leisure	1.0
Beverages	0.9
Sovereign Bonds	0.8
Specialty Retail	0.8
U.S. Government Agency Obligations	0.8
Media	0.8
Life Sciences Tools & Services	0.8
Pipelines	0.8
Diversified Financial Services	0.8
Telecommunications	0.8
Food & Staples Retailing	0.8
Electric Utilities	0.7
Healthcare-Services	0.7
Electrical Equipment	0.6
Diversified Telecommunication Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Industrial Conglomerates	0.6
Real Estate Investment Trusts (REITs)	0.6
Air Freight & Logistics	0.6
Commercial Services	0.5
Consumer Finance	0.5
Trading Companies & Distributors	0.5
Household Durables	0.5
Electronic Equipment, Instruments & Components	0.4
Municipal Bonds	0.4
Exchange-Traded Fund	0.4

See Notes to Financial Statements.

Industry Classification (continued):

Independent Power & Renewable Electricity Producers	0.4%
Tobacco	0.4
Consumer Loans	0.4
Auto Manufacturers	0.3
Household Products	0.3
Home Builders	0.3
Building Products	0.3
Multiline Retail	0.3
Retail	0.3
Energy Equipment & Services	0.3
Foods	0.3
Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	0.3
Agriculture	0.3
Professional Services	0.2
Semiconductors	0.2
Marine	0.2
Construction Materials	0.2
Personal Products	0.2
Gas	0.2
Multi-Utilities	0.2
Wireless Telecommunication Services	0.2
Student Loans	0.2
Real Estate Management & Development	0.2
Packaging & Containers	0.2
Communications Equipment	0.2
Auto Components	0.2
Distributors	0.2
Construction & Engineering	0.1
Other	0.1
Collateralized Debt Obligations	0.1
Lodging	0.1
Mining	0.1
Airlines	0.1
Road & Rail	0.1
Electronics	0.1

Engineering & Construction	0.1%
Building Materials	0.1
Paper & Forest Products	0.1
Machinery-Diversified	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
Auto Parts & Equipment	0.1
Healthcare-Products	0.1
Transportation	0.1
Health Care Technology	0.1
Credit Cards	0.1
Thrifts & Mortgage Finance	0.1
Commercial Services & Supplies	0.0	*
Miscellaneous Manufacturing	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Equipment	0.0	*
Distribution/Wholesale	0.0	*
Oil & Gas Services	0.0	*
Containers & Packaging	0.0	*
Real Estate	0.0	*
Forest Products & Paper	0.0	*
Gas Utilities	0.0	*
Transportation Infrastructure	0.0	*
Water Utilities	0.0	*
Options Purchased	0.0	*
Manufactured Housing	0.0	*
Multi-National	0.0	*
Environmental Control	0.0	*
Home Equity Loans	0.0	*

	100.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Balanced Fund      91

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

Fair values of derivative instruments as of March 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$37,996	*
Credit contracts	—	—		Premiums received for OTC swap agreements	14,493
Credit contracts	Unaffiliated investments	98,589		Options written outstanding, at value	143,578
Credit contracts	Unrealized appreciation on OTC swap agreements	4,584		Unrealized depreciation on OTC swap agreements	6,956
Equity contracts	Due from/to broker-variation margin futures	125,684	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	13,539		Unrealized depreciation on OTC cross currency exchange contracts	557
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	948,977		Unrealized depreciation on OTC forward foreign currency exchange contracts	458,158
Interest rate contracts	Due from/to broker-variation margin futures	2,340,045	*	Due from/to broker-variation margin futures	1,393,333	*
Interest rate contracts	Due from/to broker-variation margin swaps	97,737	*	—	—

		$3,629,155			$2,055,071

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(92,739)	$113,132	$—	$—	$135,567
Equity contracts	—	—	(162,129)	—	—
Foreign exchange contracts	—	—	—	1,070,309	—
Interest rate contracts	—	—	(716,009)	—	(3,896,460)

Total	$(92,739)	$113,132	$(878,138)	$1,070,309	$(3,760,893)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(63,094)	$34,021	$—	$—	$(32,252)
Equity contracts	—	—	241,359	—	—
Foreign exchange contracts	—	—	—	(143,555)	—
Interest rate contracts	—	—	1,014,097	—	2,573,645

Total	$(63,094)	$34,021	$1,255,456	$(143,555)	$2,541,393

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Balanced Fund      93

Schedule of Investments (unaudited) (continued)

as of March 31, 2022

For the six months ended March 31, 2022, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$84,792	$69,812,657	$77,574,633	$159,955,798	$15,165,969

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$39,242,795	$601,611	$21,879,378	$8,008,333

Credit Default Swap Agreements— Sell Protection(2)	Inflation Swap Agreements(2)
$6,561,927	$3,520,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended March 31, 2022.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives andentered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,618,715	$(2,618,715)	$—

See Notes to Financial Statements.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$11,499	$(23,818)	$(12,319)	$—	$(12,319)
Barclays Bank PLC	30,998	(131,999)	(101,001)	—	(101,001)
BNP Paribas S.A.	200,076	(53,168)	146,908	—	146,908
Citibank, N.A.	35,423	(50,792)	(15,369)	—	(15,369)
Goldman Sachs International	44,200	(28,135)	16,065	—	16,065
HSBC Bank PLC	23,777	(144,041)	(120,264)	—	(120,264)
JPMorgan Chase Bank, N.A.	116,448	(79,281)	37,167	—	37,167
Morgan Stanley & Co. International PLC	50,914	(87,133)	(36,219)	36,219	—
Standard Chartered Bank	384,900	—	384,900	(260,000)	124,900
The Toronto-Dominion Bank	—	(11,858)	(11,858)	—	(11,858)
UBS AG	167,454	(13,517)	153,937	—	153,937

	$1,065,689	$(623,742)	$441,947	$(223,781)	$218,166

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Balanced Fund      95

Statement of Assets and Liabilities (unaudited)

as of March 31, 2022

Assets
Investments at value, including securities on loan of $2,618,715:
Unaffiliated investments (cost $948,025,754)	$1,088,763,892
Affiliated investments (cost $2,708,587)	2,709,238
Foreign currency, at value (cost $817,779)	823,924
Receivable for investments sold	18,447,309
Dividends and interest receivable	3,587,398
Unrealized appreciation on OTC forward foreign currency exchange contracts	948,977
Receivable for Fund shares sold	903,934
Tax reclaim receivable	274,044
Deposit with broker for centrally cleared/exchange-traded derivatives	156,000
Due from broker—variation margin swaps	13,648
Unrealized appreciation on OTC cross currency exchange contracts	13,539
Unrealized appreciation on OTC swap agreements	4,584
Prepaid expenses	32,459

Total Assets	1,116,678,946

Liabilities
Payable for investments purchased	21,775,539
Payable to broker for collateral for securities on loan	2,708,027
Payable for Fund shares purchased	1,299,477
Management fee payable	500,406
Unrealized depreciation on OTC forward foreign currency exchange contracts	458,158
Distribution fee payable	265,666
Options written outstanding, at value (premiums received $177,495)	143,578
Accrued expenses and other liabilities	140,299
Affiliated transfer agent fee payable	126,578
Foreign capital gains tax liability accrued	88,782
Due to broker—variation margin futures	31,479
Premiums received for OTC swap agreements	14,493
Unrealized depreciation on OTC swap agreements	6,956
Unrealized depreciation on OTC cross currency exchange contracts	557

Total Liabilities	27,559,995

Net Assets	$1,089,118,951

Net assets were comprised of:
Common stock, at par	$65,022
Paid-in capital in excess of par	937,632,881
Total distributable earnings (loss)	151,421,048

Net assets, March 31, 2022	$1,089,118,951

See Notes to Financial Statements.

Class A
Net asset value and redemption price per share, ($758,447,419 ÷ 45,399,442 shares of common stock issued and outstanding)	$16.71
Maximum sales charge (3.25% of offering price)	0.56

Maximum offering price to public	$17.27

Class C
Net asset value, offering price and redemption price per share, ($88,522,515 ÷ 5,261,178 shares of common stock issued and outstanding)	$16.83

Class R
Net asset value, offering price and redemption price per share, ($438,382 ÷ 26,232 shares of common stock issued and outstanding)	$16.71

Class Z
Net asset value, offering price and redemption price per share, ($148,118,895 ÷ 8,786,593 shares of common stock issued and outstanding)	$16.86

Class R6
Net asset value, offering price and redemption price per share, ($93,591,740 ÷ 5,548,589 shares of common stock issued and outstanding)	$16.87

See Notes to Financial Statements.

PGIM Balanced Fund      97

Statement of Operations (unaudited)

Six Months Ended March 31, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $245,323 foreign withholding tax)	$6,819,209
Interest income (net of $10,116 foreign withholding tax)	5,688,641
Income from securities lending, net (including affiliated income of $772)	5,660
Affiliated dividend income	4,638

Total income	12,518,148

Expenses
Management fee	3,608,349
Distribution fee(a)	1,620,894
Transfer agent’s fees and expenses (including affiliated expense of $281,751)(a)	581,331
Custodian and accounting fees	135,580
Registration fees(a)	41,681
Shareholders’ reports	33,219
Audit fee	23,935
Legal fees and expenses	13,325
Directors’ fees	10,337
Miscellaneous	27,591

Total expenses	6,096,242
Less: Fee waiver and/or expense reimbursement(a)	(469,973)
Distribution fee waiver(a)	(550)

Net expenses	5,625,719

Net investment income (loss)	6,892,429

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(326)) (net of foreign capital gains taxes $(21,588))	25,238,496
Futures transactions	(878,138)
Forward and cross currency contract transactions	1,070,309
Options written transactions	113,132
Swap agreement transactions	(3,760,893)
Foreign currency transactions	(78,501)

21,704,405

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $165) (net of change in foreign capital gains taxes $1,122)	(32,212,804)
Futures	1,255,456
Forward and cross currency contracts	(143,555)
Options written	34,021
Swap agreements	2,541,393
Foreign currencies	(22,143)

(28,547,632)

Net gain (loss) on investment and foreign currency transactions	(6,843,227)

Net Increase (Decrease) In Net Assets Resulting From Operations	$49,202

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,156,113	463,131	1,650	—	—
Transfer agent’s fees and expenses	422,629	50,533	580	107,321	268
Registration fees	13,207	8,178	3,455	7,068	9,773
Fee waiver and/or expense reimbursement	(389,992)	(17,681)	(3,415)	(31,468)	(27,417)
Distribution fee waiver	—	—	(550)	—	—

See Notes to Financial Statements.

PGIM Balanced Fund      99

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2022	Year Ended September 30, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,892,429	$13,201,185
Net realized gain (loss) on investment and foreign currency transactions	21,704,405	102,716,755
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(28,547,632)	54,991,627

Net increase (decrease) in net assets resulting from operations	49,202	170,909,567

Dividends and Distributions
Distributions from distributable earnings
Class A	(82,788,903)	(9,619,489)
Class C	(9,640,684)	(575,795)
Class R	(45,806)	(6,251)
Class Z	(17,936,131)	(2,572,768)
Class R6	(9,657,090)	(1,211,010)

	(120,068,614)	(13,985,313)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	89,712,471	189,670,542
Net asset value of shares issued in reinvestment of dividends and distributions	117,645,584	13,639,341
Cost of shares purchased	(110,587,501)	(163,060,976)

Net increase (decrease) in net assets from Fund share transactions	96,770,554	40,248,907

Total increase (decrease)	(23,248,858)	197,173,161

Net Assets:
Beginning of period	1,112,367,809	915,194,648

End of period	$1,089,118,951	$1,112,367,809

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2022

			Year Ended September 30,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.70		$15.96	$15.61	$16.38	$15.93	$14.99
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.23	0.24	0.24	0.19	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		2.75	0.63	0.04	1.15	1.43
Total from investment operations	0.04		2.98	0.87	0.28	1.34	1.60
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.20)	(0.24)	(0.25)	(0.20)	(0.18)
Distributions from net realized gains	(1.89)		(0.04)	(0.28)	(0.80)	(0.69)	(0.48)
Total dividends and distributions	(2.03)		(0.24)	(0.52)	(1.05)	(0.89)	(0.66)
Net asset value, end of period	$16.71		$18.70	$15.96	$15.61	$16.38	$15.93
Total Return(b):	0.01%		18.76%	5.64%	2.28%	8.66%	10.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$758,447		$760,976	$616,646	$590,383	$360,798	$343,550
Average net assets (000)	$772,859		$710,895	$593,393	$416,723	$352,124	$332,088
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00%	1.12%	1.18%
Expenses before waivers and/or expense reimbursement	1.10	%(e)	1.11%	1.16%	1.16%	1.17%	1.20%
Net investment income (loss)	1.24	%(e)	1.28%	1.52%	1.58%	1.22%	1.11%
Portfolio turnover rate(f)(g)	51%		85%	108%	128%	145%	180%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund      101

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2022

			Year Ended September 30,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.81		$16.06	$15.71	$16.48	$16.02	$15.08
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	0.12	0.13	0.08	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		2.77	0.64	0.04	1.16	1.43
Total from investment operations	(0.02)		2.86	0.76	0.17	1.24	1.49
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.07)	(0.13)	(0.14)	(0.09)	(0.07)
Distributions from net realized gains	(1.89)		(0.04)	(0.28)	(0.80)	(0.69)	(0.48)
Total dividends and distributions	(1.96)		(0.11)	(0.41)	(0.94)	(0.78)	(0.55)
Net asset value, end of period	$16.83		$18.81	$16.06	$15.71	$16.48	$16.02
Total Return(b):	(0.34)%		17.82%	4.77%	1.62%	7.92%	10.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$88,523		$93,656	$95,166	$108,958	$89,949	$74,527
Average net assets (000)	$92,881		$96,972	$102,396	$92,047	$82,930	$66,532
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.78	%(e)	1.78%	1.77%	1.73%	1.81%	1.88%
Expenses before waivers and/or expense reimbursement	1.82	%(e)	1.82%	1.84%	1.84%	1.87%	1.90%
Net investment income (loss)	0.46	%(e)	0.50%	0.75%	0.87%	0.52%	0.41%
Portfolio turnover rate(f)(g)	51%		85%	108%	128%	145%	180%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended March 31, 2022

			Year Ended September 30,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.70		$15.97	$15.64	$16.38	$15.94	$15.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14	0.16	0.17	0.11	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		2.75	0.64	0.05	1.14	1.43
Total from investment operations	-	(b)	2.89	0.80	0.22	1.25	1.57
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.12)	(0.19)	(0.16)	(0.12)	(0.15)
Distributions from net realized gains	(1.89)		(0.04)	(0.28)	(0.80)	(0.69)	(0.48)
Total dividends and distributions	(1.99)		(0.16)	(0.47)	(0.96)	(0.81)	(0.63)
Net asset value, end of period	$16.71		$18.70	$15.97	$15.64	$16.38	$15.94
Total Return(c):	(0.24)%		18.15%	5.16%	1.85%	8.07%	10.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$438		$427	$1,135	$2,047	$2,226	$1,457
Average net assets (000)	$441		$675	$1,439	$1,959	$1,837	$947
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.47	%(f)	1.47%	1.47%	1.45%	1.63%	1.38%
Expenses before waivers and/or expense reimbursement	3.27	%(f)	2.72%	2.61%	2.16%	2.88%	1.65%
Net investment income (loss)	0.77	%(f)	0.80%	1.04%	1.14%	0.71%	0.92%
Portfolio turnover rate(g)(h)	51%		85%	108%	128%	145%	180%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund      103

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2022

			Year Ended September 30,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.85		$16.09	$15.73	$16.49	$16.04	$15.09
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.27	0.29	0.24	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		2.77	0.65	0.04	1.15	1.43
Total from investment operations	0.06		3.04	0.92	0.33	1.39	1.65
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.24)	(0.28)	(0.29)	(0.25)	(0.22)
Distributions from net realized gains	(1.89)		(0.04)	(0.28)	(0.80)	(0.69)	(0.48)
Total dividends and distributions	(2.05)		(0.28)	(0.56)	(1.09)	(0.94)	(0.70)
Net asset value, end of period	$16.86		$18.85	$16.09	$15.73	$16.49	$16.04
Total Return(b):	0.12%		18.99%	5.90%	2.59%	8.91%	11.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$148,119		$171,776	$147,635	$174,033	$183,204	$139,497
Average net assets (000)	$165,298		$165,225	$156,846	$172,091	$156,026	$118,555
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.79	%(e)	0.77%	0.78%	0.75%	0.82%	0.88%
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.81%	0.85%	0.86%	0.88%	0.90%
Net investment income (loss)	1.44	%(e)	1.50%	1.74%	1.86%	1.52%	1.41%
Portfolio turnover rate(f)(g)	51%		85%	108%	128%	145%	180%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended March 31, 2022					November 28, 2017(a) through September 30,

			Year Ended September 30,
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.86		$16.10	$15.74	$16.50	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.29	0.30	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		2.76	0.65	0.05	0.73
Total from investment operations	0.08		3.06	0.94	0.35	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.26)	(0.30)	(0.31)	(0.25)
Distributions from net realized gains	(1.89)		(0.04)	(0.28)	(0.80)	(0.69)
Total dividends and distributions	(2.07)		(0.30)	(0.58)	(1.11)	(0.94)
Net asset value, end of period	$16.87		$18.86	$16.10	$15.74	$16.50
Total Return(c):	0.20%		19.12%	6.01%	2.69%	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$93,592		$85,533	$54,613	$34,369	$2,502
Average net assets (000)	$91,274		$71,970	$44,247	$16,501	$295
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.65%	0.67	%(e)
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.72%	0.74%	0.83%	11.39	%(e)
Net investment income (loss)	1.59	%(e)	1.63%	1.88%	1.96%	1.73	%(e)
Portfolio turnover rate(f)(g)	51%		85%	108%	128%	145%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund      105

Notes to Financial Statements (unaudited)

1.   Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Balanced Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term growth of capital.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business

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Notes to Financial Statements (unaudited) (continued)

days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or

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Notes to Financial Statements (unaudited) (continued)

depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations,

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Notes to Financial Statements (unaudited) (continued)

collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation

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Notes to Financial Statements (unaudited) (continued)

in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, PGIM Limited, and PGIM Quantitative Solutions LLC (collectively the “subadviser”). The Manager pays for the services of subadvisers.

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Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.65% of average daily net assets up to and including $1 billion;	0.64%
0.60% on average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.00%
C	—
R	1.47
Z	—
R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2023 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit
A	0.30%	—%
C	1.00	—
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended March 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$414,077

CDSC by Class	Amount
A	$7,830
C	4,917

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

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Notes to Financial Statements (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$505,431,876	$524,235,415

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$18,968,464	$60,684,662	$79,653,126	$—	$—	$—	—	$4,638

PGIM Institutional Money Market Fund(1)(b)(wa)
623,509	21,413,249	19,327,359	165	(326)	2,709,238	2,711,678	772	(2)
$19,591,973	$82,097,911	$98,980,485	$165	$(326)	$2,709,238		$5,410

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$951,632,996	$186,675,275	$(45,359,646)	$141,315,629

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock at $0.001 par value per share, 923,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	125,000,000
B	3,000,000
C	25,000,000
R	125,000,000
Z	280,000,000
T	75,000,000
R6	290,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

PGIM Balanced Fund    121

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	35,692	0.1%
C	247	0.1%
Z	1,636,283	18.6%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	45.8%

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2022:
Shares sold	3,148,492	$55,510,747
Shares issued in reinvestment of dividends and distributions	4,773,393	81,564,865
Shares purchased	(3,221,193)	(56,641,778)
Net increase (decrease) in shares outstanding before conversion	4,700,692	80,433,834
Shares issued upon conversion from other share class(es)	175,461	3,119,936
Shares purchased upon conversion into other share class(es)	(180,122)	(3,270,892)
Net increase (decrease) in shares outstanding	4,696,031	$80,282,878

Year ended September 30, 2021:
Shares sold	6,088,493	$110,133,845
Shares issued in reinvestment of dividends and distributions	523,371	9,454,768
Shares purchased	(5,077,130)	(91,165,259)
Net increase (decrease) in shares outstanding before conversion	1,534,734	28,423,354
Shares issued upon conversion from other share class(es)	774,002	13,991,014
Shares purchased upon conversion into other share class(es)	(236,738)	(4,317,465)
Net increase (decrease) in shares outstanding	2,071,998	$38,096,903

Share Class	Shares	Amount

Class C
Six months ended March 31, 2022:
Shares sold	442,803	$7,878,185
Shares issued in reinvestment of dividends and distributions	553,890	9,546,247
Shares purchased	(524,216)	(9,246,930)
Net increase (decrease) in shares outstanding before conversion	472,477	8,177,502
Shares purchased upon conversion into other share class(es)	(189,833)	(3,399,206)
Net increase (decrease) in shares outstanding	282,644	$4,778,296

Year ended September 30, 2021:
Shares sold	743,489	$13,466,305
Shares issued in reinvestment of dividends and distributions	31,524	568,304
Shares purchased	(875,340)	(15,746,238)
Net increase (decrease) in shares outstanding before conversion	(100,327)	(1,711,629)
Shares purchased upon conversion into other share class(es)	(845,137)	(15,345,831)
Net increase (decrease) in shares outstanding	(945,464)	$(17,057,460)

Class R
Six months ended March 31, 2022:
Shares sold	1,121	$20,132
Shares issued in reinvestment of dividends and distributions	2,677	45,806
Shares purchased	(382)	(7,369)
Net increase (decrease) in shares outstanding	3,416	$58,569

Year ended September 30, 2021:
Shares sold	2,687	$47,792
Shares issued in reinvestment of dividends and distributions	332	5,863
Shares purchased	(51,302)	(899,696)
Net increase (decrease) in shares outstanding	(48,283)	$(846,041)

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Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended March 31, 2022:
Shares sold	588,411	$10,288,771
Shares issued in reinvestment of dividends and distributions	976,840	16,837,096
Shares purchased	(2,046,910)	(36,044,591)
Net increase (decrease) in shares outstanding before conversion	(481,659)	(8,918,724)
Shares issued upon conversion from other share class(es)	160,614	2,959,661
Shares purchased upon conversion into other share class(es)	(6,322)	(112,192)
Net increase (decrease) in shares outstanding	(327,367)	$(6,071,255)

Year ended September 30, 2021:
Shares sold	1,839,090	$33,574,560
Shares issued in reinvestment of dividends and distributions	131,797	2,399,431
Shares purchased	(2,278,993)	(41,245,523)
Net increase (decrease) in shares outstanding before conversion	(308,106)	(5,271,532)
Shares issued upon conversion from other share class(es)	268,124	4,898,876
Shares purchased upon conversion into other share class(es)	(21,823)	(413,066)
Net increase (decrease) in shares outstanding	(61,805)	$(785,722)

Class R6
Six months ended March 31, 2022:
Shares sold	898,226	$16,014,636
Shares issued in reinvestment of dividends and distributions	560,039	9,651,570
Shares purchased	(484,839)	(8,646,833)
Net increase (decrease) in shares outstanding before conversion	973,426	17,019,373
Shares issued upon conversion from other share class(es)	39,815	702,693
Net increase (decrease) in shares outstanding	1,013,241	$17,722,066

Year ended September 30, 2021:
Shares sold	1,784,253	$32,448,040
Shares issued in reinvestment of dividends and distributions	66,190	1,210,975
Shares purchased	(771,867)	(14,004,260)
Net increase (decrease) in shares outstanding before conversion	1,078,576	19,654,755
Shares issued upon conversion from other share class(es)	64,159	1,186,472
Net increase (decrease) in shares outstanding	1,142,735	$20,841,227

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2022. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $4,378,000, borrowed at a weighted average interest rate of 1.30%. The maximum loan outstanding amount during the period was $4,378,000. At March 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset Allocation Risk: PGIM Quantitative Solutions may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high quality stocks with good future growth prospects. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that

PGIM Balanced Fund    125

Notes to Financial Statements (unaudited) (continued)

the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

PGIM Balanced Fund    127

Notes to Financial Statements (unaudited) (continued)

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a

PGIM Balanced Fund    129

Notes to Financial Statements (unaudited) (continued)

significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the

U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Balanced Fund    131

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

MAIL 655 Broad Street Newark, NJ 07102	TELEPHONE (800) 225-1852	WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Balanced Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED
FEDERAL GOVERNMENT AGENCY		BY ANY BANK OR ANY BANK AFFILIATE

PGIM BALANCED FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PIBAX	PABCX	PALRX	PABFX	PIBQX
CUSIP	74437E883	74437E867	74437E636	74437E859	74437E461

MF185E2

PGIM JENNISON FOCUSED VALUE FUND

SEMIANNUAL REPORT

MARCH 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Focused Value Fund informative and useful. The report covers performance for the six-month period ended March 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Value Fund

May 15, 2022

PGIM Jennison Focused Value Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/22
		(with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception(%)

Class A	4.91	4.01	6.12	8.99	—

Class C	4.39	8.14	6.46	8.78	—

Class R	4.67	9.60	6.90	9.28	—

Class Z	5.05	10.44	7.65	9.94	—

Class R6	5.06	10.47	7.62	N/A	7.63 (11/25/2014)

Russell 1000 Value Index

	6.98	11.67	10.29	11.70	—

Average Annual Total Returns as of 3/31/22 Since Inception (%)

Class R6 (11/25/2014)

Russell 1000 Value Index	9.25

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definition

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Focused Value Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/22

Ten Largest Holdings	Line of Business	% of Net Assets

ConocoPhillips	Oil, Gas &Consumable Fuels	8.7%

Alphabet, Inc. (Class A Stock)	Interactive Media &Services	4.9%

Union Pacific Corp.	Road &Rail	4.6%

Goldman Sachs Group, Inc. (The)	Capital Markets	4.4%

Chubb Ltd.	Insurance	4.3%

Walmart, Inc.	Food &Staples Retailing	4.2%

Microsoft Corp.	Software	4.1%

Eli Lilly &Co.	Pharmaceuticals	4.0%

Linde plc (United Kingdom)	Chemicals	4.0%

AstraZeneca plc (United Kingdom), ADR	Pharmaceuticals	3.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Focused Value Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Value Fund		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,049.10	1.11%	$5.67

	Hypothetical	$1,000.00	$1,019.40	1.11%	$5.59

Class C	Actual	$1,000.00	$1,043.90	2.06%	$10.50

	Hypothetical	$1,000.00	$1,014.66	2.06%	$10.35

Class R	Actual	$1,000.00	$1,046.70	1.53%	$7.81

	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70

Class Z	Actual	$1,000.00	$1,050.50	0.82%	$4.19

	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13

Class R6	Actual	$1,000.00	$1,050.60	0.82%	$4.19

	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of March 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

Aerospace & Defense 3.0%

Airbus SE (France)*	54,001	$6,529,272

Automobiles 2.7%

General Motors Co.*	133,157	5,824,287

Banks 11.5%

Bank of America Corp.	160,166	6,602,042
JPMorgan Chase & Co.	45,309	6,176,523
PNC Financial Services Group, Inc. (The)	34,122	6,293,803
Truist Financial Corp.	107,968	6,121,786

		25,194,154

Building Products 3.1%

Johnson Controls International PLC	104,364	6,843,148

Capital Markets 5.8%

Blackstone, Inc.	25,010	3,174,769
Goldman Sachs Group, Inc. (The)	29,170	9,629,017

		12,803,786

Chemicals 4.0%

Linde PLC (United Kingdom)	27,493	8,782,089

Containers & Packaging 3.2%

Crown Holdings, Inc.	55,277	6,914,600

Electric Utilities 1.6%

NextEra Energy, Inc.	42,329	3,585,690

Food & Staples Retailing 4.2%

Walmart, Inc.	62,525	9,311,223

Health Care Equipment & Supplies 3.4%

Abbott Laboratories	63,871	7,559,772

Health Care Providers & Services 1.4%

Laboratory Corp. of America Holdings*	11,709	3,087,195

Hotels, Restaurants & Leisure 1.1%

Royal Caribbean Cruises Ltd.*(a)	29,844	2,500,330

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    9

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 7.7%

Chubb Ltd.	44,519	$9,522,614
MetLife, Inc.	104,129	7,318,186

		16,840,800

Interactive Media & Services 4.9%

Alphabet, Inc. (Class A Stock)*	3,853	10,716,542

Machinery 1.6%

Deere & Co.	8,610	3,577,111

Multi-Utilities 3.0%

Dominion Energy, Inc.(a)	77,122	6,553,056

Oil, Gas & Consumable Fuels 8.7%

ConocoPhillips	191,069	19,106,900

Pharmaceuticals 7.7%

AstraZeneca PLC (United Kingdom), ADR	119,748	7,944,082
Eli Lilly & Co.	30,962	8,866,588

		16,810,670

Road & Rail 4.6%

Union Pacific Corp.	36,758	10,042,653

Semiconductors & Semiconductor Equipment 7.5%

Broadcom, Inc.	7,897	4,972,583
Lam Research Corp.	6,439	3,461,671
NXP Semiconductors NV (China)	20,054	3,711,594
QUALCOMM, Inc.	27,671	4,228,682

		16,374,530

Software 4.1%

Microsoft Corp.	29,039	8,953,014

Specialty Retail 2.1%

Lowe’s Cos., Inc.	23,009	4,652,190

TOTAL LONG-TERM INVESTMENTS (cost $146,758,017)		212,563,012

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENTS 4.1%

AFFILIATED MUTUAL FUND 2.0%

PGIM Institutional Money Market Fund (cost $4,395,938; includes $ 4,394,817 of cash collateral for securities on loan)(b)(wa)	4,400,568	$4,396,608

UNAFFILIATED FUND 2.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $4,646,455)	4,646,455	4,646,455

TOTAL SHORT-TERM INVESTMENTS (cost $9,042,393)		9,043,063

TOTAL INVESTMENTS 101.0% (cost $155,800,410)		221,606,075
Liabilities in excess of other assets (1.0)%		(2,088,661)

NET ASSETS 100.0%		$219,517,414

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,365,984; cash collateral of $4,394,817 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$6,529,272	$—
Automobiles	5,824,287	—	—
Banks	25,194,154	—	—
Building Products	6,843,148	—	—
Capital Markets	12,803,786	—	—
Chemicals	8,782,089	—	—
Containers & Packaging	6,914,600	—	—
Electric Utilities	3,585,690	—	—
Food & Staples Retailing	9,311,223	—	—
Health Care Equipment & Supplies	7,559,772	—	—
Health Care Providers & Services	3,087,195	—	—
Hotels, Restaurants & Leisure	2,500,330	—	—
Insurance	16,840,800	—	—
Interactive Media & Services	10,716,542	—	—
Machinery	3,577,111	—	—
Multi-Utilities	6,553,056	—	—
Oil, Gas & Consumable Fuels	19,106,900	—	—
Pharmaceuticals	16,810,670	—	—
Road & Rail	10,042,653	—	—
Semiconductors & Semiconductor Equipment	16,374,530	—	—
Software	8,953,014	—	—
Specialty Retail	4,652,190	—	—
Short-Term Investments
Affiliated Mutual Fund	4,396,608	—	—
Unaffiliated Fund	4,646,455	—	—

Total	$215,076,803	$6,529,272	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2022 were as follows:

Banks	11.5%
Oil, Gas & Consumable Fuels	8.7
Insurance	7.7
Pharmaceuticals	7.7
Semiconductors & Semiconductor Equipment	7.5
Capital Markets	5.8
Interactive Media & Services	4.9
Road & Rail	4.6
Food & Staples Retailing	4.2

Software	4.1%
Chemicals	4.0
Health Care Equipment & Supplies	3.4
Containers & Packaging	3.2
Building Products	3.1
Multi-Utilities	3.0
Aerospace & Defense	3.0
Automobiles	2.7
Specialty Retail	2.1

See Notes to Financial Statements.

12

Industry Classification (continued):

Unaffiliated Fund	2.1%
Affiliated Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	2.0
Electric Utilities	1.6
Machinery	1.6
Health Care Providers & Services	1.4

Hotels, Restaurants & Leisure	1.1%

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,365,984	$(4,365,984)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    13

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2022

Assets

Investments at value, including securities on loan of $4,365,984:
Unaffiliated investments (cost $151,404,472)	$217,209,467
Affiliated investments (cost $4,395,938)	4,396,608
Receivable for investments sold	2,339,816
Dividends receivable	197,930
Receivable for Fund shares sold	112,363
Tax reclaim receivable	62,126
Prepaid expenses	813

Total Assets	224,319,123

Liabilities

Payable to broker for collateral for securities on loan	4,394,817
Payable for Fund shares purchased	166,161
Management fee payable	109,653
Accrued expenses and other liabilities	52,952
Distribution fee payable	49,924
Affiliated transfer agent fee payable	28,202

Total Liabilities	4,801,709

Net Assets	$219,517,414

Net assets were comprised of:
Common stock, at par	$11,899
Paid-in capital in excess of par	151,896,667
Total distributable earnings (loss)	67,608,848

Net assets, March 31, 2022	$219,517,414

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share,
($181,413,901 ÷ 9,834,838 shares of common stock issued and outstanding)	$18.45
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price to public	$19.52

Class C
Net asset value, offering price and redemption price per share,
($4,878,297 ÷ 357,311 shares of common stock issued and outstanding)	$13.65

Class R
Net asset value, offering price and redemption price per share,
($498,544 ÷ 32,659 shares of common stock issued and outstanding)	$15.27

Class Z
Net asset value, offering price and redemption price per share,
($29,863,411 ÷ 1,527,705 shares of common stock issued and outstanding)	$19.55

Class R6
Net asset value, offering price and redemption price per share,
($2,863,261 ÷ 146,893 shares of common stock issued and outstanding)	$19.49

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    15

Statement of Operations  (unaudited)

Six Months Ended March 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $4,234 foreign withholding tax)	$1,959,230
Income from securities lending, net (including affiliated income of $1,081)	1,195
Affiliated dividend income	966

Total income	1,961,391

Expenses
Management fee	674,864
Distribution fee(a)	305,623
Transfer agent’s fees and expenses (including affiliated expense of $61,410)(a)	142,003
Custodian and accounting fees	28,063
Registration fees(a)	23,895
Shareholders’ reports	15,248
Audit fee	11,867
Legal fees and expenses	10,286
Directors’ fees	6,084
Miscellaneous	9,897

Total expenses	1,227,830
Less: Fee waiver and/or expense reimbursement(a)	(3,840)
Distribution fee waiver(a)	(646)

Net expenses	1,223,344

Net investment income (loss)	738,047

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,453))	2,611,803
Foreign currency transactions	(850)

2,610,953

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $670)	7,404,290
Foreign currencies	(2,469)

7,401,821

Net gain (loss) on investment and foreign currency transactions	10,012,774

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,750,821

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	277,731	25,954	1,938	—	—
Transfer agent’s fees and expenses	118,777	4,697	676	17,800	53
Registration fees	7,406	5,438	2,723	4,899	3,429
Fee waiver and/or expense reimbursement	—	—	(2,475)	—	(1,365)
Distribution fee waiver	—	—	(646)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2022	Year Ended September 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$738,047	$1,158,862
Net realized gain (loss) on investment and foreign currency transactions	2,610,953	14,556,078
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,401,821	41,496,657

Net increase (decrease) in net assets resulting from operations	10,750,821	57,211,597

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,148,900)	(1,469,215)
Class C	(270,521)	(42,973)
Class R	(25,972)	(4,570)
Class Z	(1,363,410)	(322,890)
Class R6	(129,428)	(13,725)

	(9,938,231)	(1,853,373)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,711,993	11,331,794
Net asset value of shares issued in reinvestment of dividends and distributions	9,804,018	1,827,039
Cost of shares purchased	(17,383,844)	(38,766,241)

Net increase (decrease) in net assets from Fund share transactions	132,167	(25,607,408)

Total increase (decrease)	944,757	29,750,816

Net Assets:

Beginning of period	218,572,657	188,821,841

End of period	$219,517,414	$218,572,657

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    17

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.37		$14.03	$15.63	$20.62	$20.89	$19.11
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.12	0.14	0.14	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.87		4.39	(0.38)	(2.42)	2.42	3.21
Total from investment operations	0.93		4.48	(0.26)	(2.28)	2.56	3.29
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.14)	(0.15)	(0.09)	(0.19)	(0.16)
Distributions from net realized gains	(0.75)		-	(1.19)	(2.62)	(2.64)	(1.35)
Total dividends and distributions	(0.85)		(0.14)	(1.34)	(2.71)	(2.83)	(1.51)
Net asset value, end of period	$18.45		$18.37	$14.03	$15.63	$20.62	$20.89
Total Return(b):	4.91%		32.13%	(2.50)%	(10.13)%	13.39%	17.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$181,414		$179,848	$151,149	$181,559	$229,733	$229,043
Average net assets (000)	$185,663		$173,975	$163,554	$193,160	$233,106	$231,082
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.11	%(e)	1.11%	1.15%	1.11%	1.06%	1.09%
Expenses before waivers and/or expense reimbursement	1.11	%(e)	1.11%	1.15%	1.11%	1.06%	1.09%
Net investment income (loss)	0.63	%(e)	0.53%	0.85%	0.87%	0.72%	0.39%
Portfolio turnover rate(f)	15%		32%	128%	47%	59%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2022		2021		2020		2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.78		$10.59		$12.15		$16.75	$17.48	$16.24
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(b)	(0.05	)(b)	(-	)(b)(c)	0.02	- (c)	(0.05	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		3.32		(0.29)		(2.00)	1.99	2.70
Total from investment operations	0.62		3.27		(0.29)		(1.98)	1.99	2.65
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	(0.08)		(0.08)		-	(0.08)	(0.06)
Distributions from net realized gains	(0.75)		-		(1.19)		(2.62)	(2.64)	(1.35)
Total dividends and distributions	(0.75)		(0.08)		(1.27)		(2.62)	(2.72)	(1.41)
Net asset value, end of period	$13.65		$13.78		$10.59		$12.15	$16.75	$17.48
Total Return(d):	4.39%		31.06%		(3.41)%		(10.78)%	12.61%	16.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,878		$5,279		$5,874		$10,945	$32,765	$35,289
Average net assets (000)	$5,205		$5,725		$8,068		$20,114	$34,589	$37,497
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	2.06	%(g)	2.03%		2.02%		1.85%	1.78%	1.79%
Expenses before waivers and/or expense reimbursement	2.06	%(g)	2.03%		2.02%		1.85%	1.78%	1.79%
Net investment income (loss)	(0.33	)%(g)	(0.39)%		(0.02)%		0.13%	0.01%	(0.31)%
Portfolio turnover rate(h)	15%		32%		128%		47%	59%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    19

Financial Highlights   (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.33		$11.75	$13.30	$18.01	$18.63	$17.21
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.02	0.05	0.06	0.05	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.72		3.68	(0.30)	(2.13)	2.12	2.87
Total from investment operations	0.74		3.70	(0.25)	(2.07)	2.17	2.90
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.12)	(0.11)	(0.02)	(0.15)	(0.13)
Distributions from net realized gains	(0.75)		-	(1.19)	(2.62)	(2.64)	(1.35)
Total dividends and distributions	(0.80)		(0.12)	(1.30)	(2.64)	(2.79)	(1.48)
Net asset value, end of period	$15.27		$15.33	$11.75	$13.30	$18.01	$18.63
Total Return(b):	4.67%		31.64%	(2.82)%	(10.53)%	12.85%	17.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$499		$487	$494	$2,041	$3,424	$5,382
Average net assets (000)	$518		$562	$1,047	$2,504	$4,542	$5,859
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.53	%(e)	1.53%	1.53%	1.53%	1.53%	1.29%
Expenses before waivers and/or expense reimbursement	2.74	%(e)	2.74%	2.91%	1.89%	1.84%	1.54%
Net investment income (loss)	0.21	%(e)	0.11%	0.38%	0.44%	0.26%	0.19%
Portfolio turnover rate(f)	15%		32%	128%	47%	59%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.44		$14.82	$16.43	$21.52	$21.68	$19.78
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.18	0.21	0.21	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.92		4.65	(0.42)	(2.54)	2.52	3.32
Total from investment operations	1.01		4.80	(0.24)	(2.33)	2.73	3.46
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.18)	(0.18)	(0.14)	(0.25)	(0.21)
Distributions from net realized gains	(0.75)		-	(1.19)	(2.62)	(2.64)	(1.35)
Total dividends and distributions	(0.90)		(0.18)	(1.37)	(2.76)	(2.89)	(1.56)
Net asset value, end of period	$19.55		$19.44	$14.82	$16.43	$21.52	$21.68
Total Return(b):	5.05%		32.52%	(2.16)%	(9.86)%	13.74%	18.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,863		$30,080	$30,153	$58,051	$137,027	$124,480
Average net assets (000)	$31,271		$30,701	$40,142	$101,530	$131,155	$115,507
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.82%	0.84%	0.80%	0.76%	0.79%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.82%	0.84%	0.80%	0.76%	0.79%
Net investment income (loss)	0.93	%(e)	0.82%	1.15%	1.20%	0.99%	0.70%
Portfolio turnover rate(f)	15%		32%	128%	47%	59%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    21

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.39		$14.79	$16.39	$21.53	$21.70	$19.80
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.18	0.22	0.22	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.91		4.63	(0.41)	(2.59)	2.52	3.31
Total from investment operations	1.00		4.78	(0.23)	(2.37)	2.74	3.48
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.18)	(0.18)	(0.15)	(0.27)	(0.23)
Distributions from net realized gains	(0.75)		-	(1.19)	(2.62)	(2.64)	(1.35)
Total dividends and distributions	(0.90)		(0.18)	(1.37)	(2.77)	(2.91)	(1.58)
Net asset value, end of period	$19.49		$19.39	$14.79	$16.39	$21.53	$21.70
Total Return(b):	5.06%		32.54%	(2.17)%	(10.08)%	13.80%	18.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,863		$2,878	$1,151	$1,332	$18,870	$17,438
Average net assets (000)	$2,915		$1,894	$1,210	$12,474	$18,366	$16,981
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.82%	0.84%	0.78%	0.72%	0.66%
Expenses before waivers and/or expense reimbursement	0.91	%(e)	0.98%	1.83%	0.78%	0.72%	0.66%
Net investment income (loss)	0.92	%(e)	0.80%	1.17%	1.26%	1.04%	0.81%
Portfolio turnover rate(f)	15%		32%	128%	47%	59%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements  (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Focused Value Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Focused Value Fund    23

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Focused Value Fund    25

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative

26

proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison Focused Value Fund    27

Notes to Financial Statements  (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to and including $300 million;	0.60%
0.575% of average daily net assets over $300 million.

The Manager has contractually agreed, through January 31, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	1.53
Z	—
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2023 to limit such fees on certain classes based

28

on the average daily net assets. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit
A	0.30%	—%
C	1.00	—
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended March 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$42,543

CDSC by Class	Amount
A	$336
C	544

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

PGIM Jennison Focused Value Fund    29

Notes to Financial Statements  (unaudited) (continued)

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$33,495,398	$45,224,372

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$4,764,014	$5,394,220	$10,158,234	$—	$—	$—	—	$966

PGIM Institutional Money Market Fund(1)(b)(wa)
5,488,600	66,498,549	67,589,758	670	(1,453)	4,396,608	4,400,568	1,081	(2)
$10,252,614	$71,892,769	$77,747,992	$670	$(1,453)	$4,396,608		$2,047

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

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6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$156,941,033	$68,138,774	$(3,473,732)	$64,665,042

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Focused Value Fund    31

Notes to Financial Statements  (unaudited) (continued)

The RIC is authorized to issue 6,625,000,000 shares of capital stock, $0.001 par value per share, 1,022,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
B	2,000,000
C	25,000,000
R	200,000,000
Z	325,000,000
T	50,000,000
R6	320,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	5,917	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	2	47.3%

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Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2022:
Shares sold	223,624	$4,217,482
Shares issued in reinvestment of dividends and distributions	426,330	8,019,259
Shares purchased	(613,893)	(11,574,937)
Net increase (decrease) in shares outstanding before conversion	36,061	661,804
Shares issued upon conversion from other share class(es)	30,254	564,328
Shares purchased upon conversion into other share class(es)	(20,567)	(390,931)
Net increase (decrease) in shares outstanding	45,748	$835,201

Year ended September 30, 2021:
Shares sold	382,114	$6,534,598
Shares issued in reinvestment of dividends and distributions	93,540	1,444,252
Shares purchased	(1,502,401)	(25,048,157)
Net increase (decrease) in shares outstanding before conversion	(1,026,747)	(17,069,307)
Shares issued upon conversion from other share class(es)	96,090	1,616,519
Shares purchased upon conversion into other share class(es)	(56,148)	(927,819)
Net increase (decrease) in shares outstanding	(986,805)	$(16,380,607)

Class C
Six months ended March 31, 2022:
Shares sold	31,010	$424,613
Shares issued in reinvestment of dividends and distributions	19,378	270,521
Shares purchased	(29,499)	(411,040)
Net increase (decrease) in shares outstanding before conversion	20,889	284,094
Shares purchased upon conversion into other share class(es)	(46,766)	(650,619)
Net increase (decrease) in shares outstanding	(25,877)	$(366,525)

Year ended September 30, 2021:
Shares sold	111,065	$1,479,072
Shares issued in reinvestment of dividends and distributions	3,650	42,556
Shares purchased	(168,143)	(2,178,750)
Net increase (decrease) in shares outstanding before conversion	(53,428)	(657,122)
Shares issued upon conversion from other share class(es)	1,175	15,175
Shares purchased upon conversion into other share class(es)	(119,004)	(1,496,804)
Net increase (decrease) in shares outstanding	(171,257)	$(2,138,751)

PGIM Jennison Focused Value Fund    33

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R
Six months ended March 31, 2022:
Shares sold	1,764	$27,527
Shares issued in reinvestment of dividends and distributions	1,648	25,692
Shares purchased	(2,526)	(37,985)
Net increase (decrease) in shares outstanding	886	$15,234

Year ended September 30, 2021:
Shares sold	4,379	$62,814
Shares issued in reinvestment of dividends and distributions	351	4,530
Shares purchased	(15,036)	(224,716)
Net increase (decrease) in shares outstanding	(10,306)	$(157,372)

Class Z
Six months ended March 31, 2022:
Shares sold	133,796	$2,639,029
Shares issued in reinvestment of dividends and distributions	68,234	1,359,218
Shares purchased	(245,334)	(4,799,429)
Net increase (decrease) in shares outstanding before conversion	(43,304)	(801,182)
Shares issued upon conversion from other share class(es)	23,708	477,351
Shares purchased upon conversion into other share class(es)	(6)	(129)
Net increase (decrease) in shares outstanding	(19,602)	$(323,960)

Year ended September 30, 2021:
Shares sold	152,959	$2,741,565
Shares issued in reinvestment of dividends and distributions	19,765	321,976
Shares purchased	(635,320)	(10,790,585)
Net increase (decrease) in shares outstanding before conversion	(462,596)	(7,727,044)
Shares issued upon conversion from other share class(es)	52,096	907,156
Shares purchased upon conversion into other share class(es)	(76,132)	(1,478,975)
Net increase (decrease) in shares outstanding	(486,632)	$(8,298,863)

34

Share Class	Shares	Amount

Class R6
Six months ended March 31, 2022:
Shares sold	20,433	$403,342
Shares issued in reinvestment of dividends and distributions	6,512	129,328
Shares purchased	(28,505)	(560,453)
Net increase (decrease) in shares outstanding	(1,560)	$(27,783)

Year ended September 30, 2021:
Shares sold	28,177	$513,745
Shares issued in reinvestment of dividends and distributions	845	13,725
Shares purchased	(28,906)	(524,033)
Net increase (decrease) in shares outstanding before conversion	116	3,437
Shares issued upon conversion from other share class(es)	70,472	1,364,748
Net increase (decrease) in shares outstanding	70,588	$1,368,185

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2022.

PGIM Jennison Focused Value Fund    35

Notes to Financial Statements  (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

36

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Jennison Focused Value Fund    37

Notes to Financial Statements  (unaudited) (continued)

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

38

related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Focused Value Fund    39

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

40

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Focused Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED VALUE FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PJIAX	PJGCX	PJORX	PJGZX	PJOQX
CUSIP	74437E503	74437E701	74437E644	74437E800	74437E552

MF172E2

PGIM JENNISON GROWTH FUND

SEMIANNUAL REPORT

MARCH 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Growth Fund informative and useful. The report covers performance for the six-month period ended March 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Growth Fund

May 15, 2022

PGIM Jennison Growth Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/22
		(with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception(%)

Class A	-9.74	-2.80	18.76	15.32	—

Class C	-10.04	1.33	19.30	15.18	—

Class R	-9.86	2.62	19.85	15.74	—

Class Z	-9.60	3.17	20.48	16.33	—

Class R2	-9.79	2.75	N/A	N/A	17.50 (11/28/2017)

Class R4	-9.66	3.02	N/A	N/A	17.81 (11/28/2017)

Class R6	-9.55	3.29	N/A	N/A	19.59 (09/27/2017)

Russell 1000® Growth Index

	1.54	14.98	20.88	17.04	—

S&P 500 Index

	5.92	15.64	15.98	14.63	—

Average Annual Total Returns as of 3/31/22 Since Inception (%)

	Class R2, Class R4 (11/28/2017)	Class R6 (09/27/2017)

Russell 1000® Growth Index	19.65	20.67

S&P 500 Index	15.22	15.98

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Growth Fund    5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 3/31/22

Ten Largest Holdings	Line of Business	% of Net Assets

Tesla, Inc.	Automobiles	8.4%

Amazon.com, Inc.	Internet & Direct Marketing Retail	6.7%

Apple, Inc.	Technology Hardware, Storage & Peripherals	6.5%

Microsoft Corp.	Software	5.4%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	4.5%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	3.4%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.4%

Visa, Inc. (Class A Stock)	IT Services	2.9%

Salesforce.com, Inc.	Software	2.7%

Mastercard, Inc. (Class A Stock)	IT Services	2.4%

Holdings reflect only long-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Growth Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Growth Fund		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual Hypothetical	$1,000.00 $1,000.00	$ 902.60 $1,020.09	0.97% 0.97%	$4.60 $4.89

Class C	Actual Hypothetical	$1,000.00 $1,000.00	$ 899.60 $1,016.60	1.67% 1.67%	$7.91 $8.40

Class R	Actual Hypothetical	$1,000.00 $1,000.00	$ 901.40 $1,018.85	1.22% 1.22%	$5.78 $6.14

Class Z	Actual Hypothetical	$1,000.00 $1,000.00	$ 904.00 $1,021.49	0.69% 0.69%	$3.28 $3.48

Class R2	Actual Hypothetical	$1,000.00 $1,000.00	$ 902.10 $1,019.45	1.10% 1.10%	$5.22 $5.54

Class R4	Actual Hypothetical	$1,000.00 $1,000.00	$ 903.40 $1,020.84	0.82% 0.82%	$3.89 $4.13

Class R6	Actual Hypothetical	$1,000.00 $1,000.00	$ 904.50 $1,022.09	0.57% 0.57%	$2.71 $2.87

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of March 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Automobiles 8.4%

Tesla, Inc.*	584,803	$630,183,713

Capital Markets 2.8%

Goldman Sachs Group, Inc. (The)	232,034	76,594,424
KKR & Co., Inc.	866,122	50,642,153
S&P Global, Inc.(a)	197,677	81,083,152

		208,319,729

Energy Equipment & Services 0.9%

Schlumberger NV	1,610,760	66,540,496

Entertainment 2.1%

Netflix, Inc.*	323,063	121,016,169
ROBLOX Corp. (Class A Stock)*(a)	714,731	33,049,162

		154,065,331

Equity Real Estate Investment Trusts (REITs) 0.4%

American Tower Corp.	132,276	33,230,377

Food & Staples Retailing 1.7%

Costco Wholesale Corp.	217,381	125,178,849

Health Care Equipment & Supplies 2.7%

Abbott Laboratories	478,051	56,582,116
Dexcom, Inc.*	145,411	74,392,268
Intuitive Surgical, Inc.*	223,224	67,342,216

		198,316,600

Health Care Providers & Services 1.5%

UnitedHealth Group, Inc.	216,514	110,415,644

Hotels, Restaurants & Leisure 3.6%

Airbnb, Inc. (Class A Stock)*	649,184	111,503,844
Chipotle Mexican Grill, Inc.*	55,742	88,185,516
Marriott International, Inc. (Class A Stock)*	404,174	71,033,581

		270,722,941

Interactive Media & Services 10.6%

Alphabet, Inc. (Class A Stock)*	91,183	253,611,837

See Notes to Financial Statements.

PGIM Jennison Growth Fund    9

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services (cont’d.)

Alphabet, Inc. (Class C Stock)*	91,113	$254,477,698
Match Group, Inc.*(a)	629,522	68,454,222
Meta Platforms, Inc. (Class A Stock)*	396,475	88,160,181
Snap, Inc. (Class A Stock)*(a)	2,331,907	83,925,333
ZoomInfo Technologies, Inc.*	765,295	45,718,723

		794,347,994

Internet & Direct Marketing Retail 8.2%

Amazon.com, Inc.*	153,987	501,989,921
MercadoLibre, Inc. (Brazil)*	92,197	109,666,487

		611,656,408

IT Services 10.2%

Adyen NV (Netherlands), 144A*	54,203	107,356,491
Mastercard, Inc. (Class A Stock)	492,660	176,066,831
MongoDB, Inc.*	33,613	14,910,391
Okta, Inc.*	45,027	6,797,276
Shopify, Inc. (Canada) (Class A Stock)*	191,593	129,509,204
Snowflake, Inc. (Class A Stock)*	335,934	76,972,557
Twilio, Inc. (Class A Stock)*	229,396	37,806,755
Visa, Inc. (Class A Stock)(a)	968,172	214,711,504

		764,131,009

Life Sciences Tools & Services 1.4%

Danaher Corp.	358,676	105,210,431

Multiline Retail 1.3%

Target Corp.	466,030	98,900,887

Personal Products 1.6%

Estee Lauder Cos., Inc. (The) (Class A Stock)	445,434	121,300,587

Pharmaceuticals 2.7%

Eli Lilly & Co.	577,402	165,350,611
Novo Nordisk A/S (Denmark), ADR	297,265	33,011,278

		198,361,889

Road & Rail 1.5%

Uber Technologies, Inc.*	3,074,825	109,709,756

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 6.3%

Broadcom, Inc.	168,944	$106,380,658
NVIDIA Corp.	1,216,938	332,053,703
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	285,513	29,767,585

		468,201,946

Software 15.6%

Adobe, Inc.*	380,740	173,472,759
Atlassian Corp. PLC (Class A Stock)*	396,712	116,565,887
Crowdstrike Holdings, Inc. (Class A Stock)*	517,636	117,544,783
HubSpot, Inc.*	76,686	36,421,249
Microsoft Corp.	1,316,899	406,013,131
salesforce.com, Inc.*	951,467	202,015,473
Trade Desk, Inc. (The) (Class A Stock)*	933,900	64,672,575
Workday, Inc. (Class A Stock)*	201,048	48,142,954

		1,164,848,811

Specialty Retail 2.9%

Home Depot, Inc. (The)	317,323	94,984,294
O’Reilly Automotive, Inc.*	52,713	36,106,296
TJX Cos., Inc. (The)	1,424,161	86,275,673

		217,366,263

Technology Hardware, Storage & Peripherals 6.5%

Apple, Inc.	2,780,842	485,562,822

Textiles, Apparel & Luxury Goods 6.1%

Kering SA (France)	89,401	56,521,634
Lululemon Athletica, Inc.*	257,872	94,182,590
LVMH Moet Hennessy Louis Vuitton SE (France)	237,210	169,062,550
NIKE, Inc. (Class B Stock)	1,022,864	137,636,580

		457,403,354

TOTAL LONG-TERM INVESTMENTS (cost $3,297,441,246)		7,393,975,837

SHORT-TERM INVESTMENTS 4.7%

AFFILIATED MUTUAL FUND 3.9%
PGIM Institutional Money Market Fund (cost $287,381,646; includes $287,325,843 of cash collateral for securities on loan)(b)(wa)	287,736,178	287,477,215

See Notes to Financial Statements.

PGIM Jennison Growth Fund    11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

UNAFFILIATED FUND 0.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $59,927,532)	59,927,532	$59,927,532

TOTAL SHORT-TERM INVESTMENTS (cost $347,309,178)		347,404,747

TOTAL INVESTMENTS 103.7% (cost $3,644,750,424)		7,741,380,584
Liabilities in excess of other assets (3.7)%		(275,270,195)

NET ASSETS 100.0%		$7,466,110,389

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $277,600,650; cash collateral of $287,325,843 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

12

The following is a summary of the inputs used as of March 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$630,183,713	$—	$—
Capital Markets	208,319,729	—	—
Energy Equipment & Services	66,540,496	—	—
Entertainment	154,065,331	—	—
Equity Real Estate Investment Trusts (REITs)	33,230,377	—	—
Food & Staples Retailing	125,178,849	—	—
Health Care Equipment & Supplies	198,316,600	—	—
Health Care Providers & Services	110,415,644	—	—
Hotels, Restaurants & Leisure	270,722,941	—	—
Interactive Media & Services	794,347,994	—	—
Internet & Direct Marketing Retail	611,656,408	—	—
IT Services	656,774,518	107,356,491	—
Life Sciences Tools & Services	105,210,431	—	—
Multiline Retail	98,900,887	—	—
Personal Products	121,300,587	—	—
Pharmaceuticals	198,361,889	—	—
Road & Rail	109,709,756	—	—
Semiconductors & Semiconductor Equipment	468,201,946	—	—
Software	1,164,848,811	—	—
Specialty Retail	217,366,263	—	—
Technology Hardware, Storage & Peripherals	485,562,822	—	—
Textiles, Apparel & Luxury Goods	231,819,170	225,584,184	—
Short-Term Investments
Affiliated Mutual Fund	287,477,215	—	—
Unaffiliated Fund	59,927,532	—	—

Total	$7,408,439,909	$332,940,675	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2022 were as follows:

Software	15.6%
Interactive Media & Services	10.6
IT Services	10.2
Automobiles	8.4
Internet & Direct Marketing Retail	8.2
Technology Hardware, Storage & Peripherals	6.5
Semiconductors & Semiconductor Equipment	6.3
Textiles, Apparel & Luxury Goods	6.1

Affiliated Mutual Fund (3.8% represents investments purchased with collateral from securities on loan)	3.9%
Hotels, Restaurants & Leisure	3.6
Specialty Retail	2.9
Capital Markets	2.8
Pharmaceuticals	2.7
Health Care Equipment & Supplies	2.7
Entertainment	2.1

See Notes to Financial Statements.

PGIM Jennison Growth Fund    13

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Industry Classification (continued):

Food & Staples Retailing	1.7%
Personal Products	1.6
Health Care Providers & Services	1.5
Road & Rail	1.5
Life Sciences Tools & Services	1.4
Multiline Retail	1.3
Energy Equipment & Services	0.9

Unaffiliated Fund	0.8%
Equity Real Estate Investment Trusts (REITs)	0.4

103.7
Liabilities in excess of other assets	(3.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$277,600,650	$(277,600,650)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2022

Assets

Investments at value, including securities on loan of $277,600,650:
Unaffiliated investments (cost $3,357,368,778)	$7,453,903,369
Affiliated investments (cost $287,381,646)	287,477,215
Receivable for investments sold	61,675,119
Receivable for Fund shares sold	11,904,930
Dividends and interest receivable	873,754
Tax reclaim receivable	637,406
Prepaid expenses	40,397

Total Assets	7,816,512,190

Liabilities

Payable to broker for collateral for securities on loan	287,325,843
Payable for investments purchased	39,661,461
Payable for Fund shares purchased	17,836,571
Management fee payable	3,363,599
Accrued expenses and other liabilities	1,230,151
Distribution fee payable	676,240
Affiliated transfer agent fee payable	307,507
Affiliated shareholder servicing fees payable	429

Total Liabilities	350,401,801

Net Assets	$7,466,110,389

Net assets were comprised of:
Common stock, at par	$136,882
Paid-in capital in excess of par	3,303,366,616
Total distributable earnings (loss)	4,162,606,891

Net assets, March 31, 2022	$7,466,110,389

See Notes to Financial Statements.

PGIM Jennison Growth Fund    15

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2022

Class A

Net asset value and redemption price per share, ($1,827,276,901 ÷ 35,672,921 shares of common stock issued and outstanding)	$51.22
Maximum sales charge (5.50% of offering price)	2.98

Maximum offering price to public	$54.20

Class C

Net asset value, offering price and redemption price per share, ($145,508,932 ÷ 4,093,379 shares of common stock issued and outstanding)	$35.55

Class R

Net asset value, offering price and redemption price per share, ($295,344,837 ÷ 7,061,485 shares of common stock issued and outstanding)	$41.82

Class Z

Net asset value, offering price and redemption price per share, ($3,876,568,698 ÷ 67,244,599 shares of common stock issued and outstanding)	$57.65

Class R2

Net asset value, offering price and redemption price per share, ($6,064,711 ÷ 107,420 shares of common stock issued and outstanding)	$56.46

Class R4

Net asset value, offering price and redemption price per share, ($23,730,556 ÷ 414,516 shares of common stock issued and outstanding)	$57.25

Class R6

Net asset value, offering price and redemption price per share, ($1,291,615,754 ÷ 22,288,154 shares of common stock issued and outstanding)	$57.95

See Notes to Financial Statements.

16

Statement of Operations  (unaudited)

Six Months Ended March 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $377,585 foreign withholding tax)	$13,814,949
Income from securities lending, net (including affiliated income of $62,102)	66,117
Affiliated dividend income	13,818

Total income	13,894,884

Expenses
Management fee	22,884,336
Distribution fee(a)	5,091,943
Shareholder servicing fees (including affiliated expense of $2,867)(a)	16,458
Transfer agent’s fees and expenses (including affiliated expense of $1,137,833)(a)	3,961,475
Custodian and accounting fees	228,772
Shareholders’ reports	107,825
Registration fees(a)	67,254
Directors’ fees	46,943
Legal fees and expenses	26,365
Audit fee	11,967
Miscellaneous	60,198

Total expenses	32,503,536

Less: Fee waiver and/or expense reimbursement(a)	(3,548)
Distribution fee waiver(a)	(403,154)

Net expenses	32,096,834

Net investment income (loss)	(18,201,950)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $128,467)	207,024,127
Foreign currency transactions	21,512

207,045,639

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(143,061))	(988,831,716)
Foreign currencies	(37,446)

(988,869,162)

Net gain (loss) on investment and foreign currency transactions	(781,823,523)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(800,025,473)

See Notes to Financial Statements.

PGIM Jennison Growth Fund    17

Statement of Operations  (unaudited)

Six Months Ended March 31, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Distribution fee	3,044,621	829,868	1,209,461	—	7,993	—	—
Shareholder servicing fees	—	—	—	—	3,197	13,261	—
Transfer agent’s fees and expenses	1,008,176	69,911	234,287	2,624,602	4,880	16,489	3,130
Registration fees	20,374	8,922	5,117	17,808	4,364	2,942	7,727
Fee waiver and/or expense reimbursement	—	—	—	—	(3,548)	—	—
Distribution fee waiver	—	—	(403,154)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2022	Year Ended September 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(18,201,950)	$(37,424,526)
Net realized gain (loss) on investment and foreign currency transactions	207,045,639	1,104,043,246
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(988,869,162)	642,486,142

Net increase (decrease) in net assets resulting from operations	(800,025,473)	1,709,104,862

Dividends and Distributions
Distributions from distributable earnings
Class A	(280,939,495)	(167,457,498)
Class C	(31,630,819)	(19,618,123)
Class R	(53,351,055)	(31,849,117)
Class Z	(550,612,130)	(352,350,203)
Class R2	(811,837)	(396,339)
Class R4	(3,344,480)	(595,126)
Class R6	(145,532,237)	(54,706,225)

	(1,066,222,053)	(626,972,631)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	913,414,729	1,723,838,987
Net asset value of shares issued in reinvestment of dividends and distributions	981,630,945	582,993,386
Cost of shares purchased	(1,026,406,238)	(1,978,280,134)

Net increase (decrease) in net assets from Fund share transactions	868,639,436	328,552,239

Total increase (decrease)	(997,608,090)	1,410,684,470

Net Assets:

Beginning of period	8,463,718,479	7,053,034,009

End of period	$7,466,110,389	$8,463,718,479

See Notes to Financial Statements.

PGIM Jennison Growth Fund    19

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$64.97		$57.22	$39.94	$42.79	$35.78	$29.86
Income (loss) from investment operations:
Net investment income (loss)	(0.19)		(0.40)	(0.21)	(0.09)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.83)		13.46	20.86	(0.71)	9.23	7.13
Total from investment operations	(5.02)		13.06	20.65	(0.80)	9.13	7.08
Less Dividends and Distributions:
Distributions from net realized gains	(8.73)		(5.31)	(3.37)	(2.05)	(2.12)	(1.16)
Net asset value, end of period	$51.22		$64.97	$57.22	$39.94	$42.79	$35.78
Total Return(b):	(9.74)%		24.17%	55.32%	(1.25)%	26.60%	24.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,827,277		$2,112,035	$1,816,527	$1,266,661	$1,349,940	$1,147,941
Average net assets (000)	$2,035,324		$2,031,924	$1,454,874	$1,257,759	$1,258,241	$1,055,913
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.97	%(e)	0.97%	1.00%	1.03%	1.02%	1.02%
Expenses before waivers and/or expense reimbursement	0.97	%(e)	0.97%	1.00%	1.03%	1.02%	1.02%
Net investment income (loss)	(0.63	)%(e)	(0.65)%	(0.46)%	(0.24)%	(0.26)%	(0.16)%
Portfolio turnover rate(f)	21%		46%	49%	43%	40%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class C Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.75		$43.62	$31.38	$34.34	$29.29	$24.82
Income (loss) from investment operations:
Net investment income (loss)	(0.28)		(0.61)	(0.39)	(0.27)	(0.30)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.19)		10.05	16.00	(0.64)	7.47	5.85
Total from investment operations	(3.47)		9.44	15.61	(0.91)	7.17	5.63
Less Dividends and Distributions:
Distributions from net realized gains	(8.73)		(5.31)	(3.37)	(2.05)	(2.12)	(1.16)
Net asset value, end of period	$35.55		$47.75	$43.62	$31.38	$34.34	$29.29
Total Return(b):	(10.04)%		23.33%	54.27%	(1.92)%	25.76%	23.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$145,509		$175,778	$165,724	$119,260	$175,142	$121,092
Average net assets (000)	$166,430		$175,013	$135,568	$145,286	$148,000	$113,836
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.67	%(e)	1.66%	1.68%	1.70%	1.69%	1.72%
Expenses before waivers and/or expense reimbursement	1.67	%(e)	1.66%	1.68%	1.70%	1.69%	1.72%
Net investment income (loss)	(1.33	)%(e)	(1.33)%	(1.13)%	(0.89)%	(0.94)%	(0.86)%
Portfolio turnover rate(f)	21%		46%	49%	43%	40%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    21

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$54.62		$48.99	$34.71	$37.57	$31.72	$26.65
Income (loss) from investment operations:
Net investment income (loss)	(0.21)		(0.46)	(0.25)	(0.15)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.86)		11.40	17.90	(0.66)	8.13	6.33
Total from investment operations	(4.07)		10.94	17.65	(0.81)	7.97	6.23
Less Dividends and Distributions:
Distributions from net realized gains	(8.73)		(5.31)	(3.37)	(2.05)	(2.12)	(1.16)
Net asset value, end of period	$41.82		$54.62	$48.99	$34.71	$37.57	$31.72
Total Return(b):	(9.86)%		23.88%	54.99%	(1.46)%	26.34%	24.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$295,345		$340,339	$300,323	$266,084	$332,402	$318,202
Average net assets (000)	$323,409		$334,043	$278,701	$282,917	$334,713	$306,004
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.22	%(e)	1.21%	1.21%	1.23%	1.23%	1.22%
Expenses before waivers and/or expense reimbursement	1.47	%(e)	1.46%	1.46%	1.48%	1.48%	1.47%
Net investment income (loss)	(0.88	)%(e)	(0.88)%	(0.66)%	(0.43)%	(0.47)%	(0.36)%
Portfolio turnover rate(f)	21%		46%	49%	43%	40%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$71.99		$62.71	$43.34	$46.12	$38.30	$31.79
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.25)	(0.07)	0.04	0.02	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.49)		14.84	22.81	(0.75)	9.92	7.63
Total from investment operations	(5.61)		14.59	22.74	(0.71)	9.94	7.67
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.02)	-	-
Distributions from net realized gains	(8.73)		(5.31)	(3.37)	(2.05)	(2.12)	(1.16)
Total dividends and distributions	(8.73)		(5.31)	(3.37)	(2.07)	(2.12)	(1.16)
Net asset value, end of period	$57.65		$71.99	$62.71	$43.34	$46.12	$38.30
Total Return(b):	(9.60)%		24.51%	55.83%	(0.95)%	26.99%	25.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,876,569		$4,578,256	$4,149,643	$3,028,962	$3,533,891	$2,763,070
Average net assets (000)	$4,364,434		$4,536,203	$3,436,278	$3,237,702	$3,107,412	$2,264,779
Ratios to average net assets(c)(d) :
Expenses after waivers and/or expense reimbursement	0.69	%(e)	0.69%	0.69%	0.71%	0.71%	0.72%
Expenses before waivers and/or expense reimbursement	0.69	%(e)	0.69%	0.69%	0.71%	0.71%	0.72%
Net investment income (loss)	(0.35	)%(e)	(0.36)%	(0.15)%	0.09%	0.04%	0.13%
Portfolio turnover rate(f)	21%		46%	49%	43%	40%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    23

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months					November 28, 2017(a)
	Ended					through
	March 31,		Year Ended September 30,			September 30,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$70.81		$61.99	$43.05	$45.99	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.24)		(0.52)	(0.27)	(0.14)	(0.32)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.38)		14.65	22.58	(0.75)	7.19
Total from investment operations	(5.62)		14.13	22.31	(0.89)	6.87
Less Dividends and Distributions:
Distributions from net realized gains	(8.73)		(5.31)	(3.37)	(2.05)	(2.12)
Net asset value, end of period	$56.46		$70.81	$61.99	$43.05	$45.99
Total Return(c):	(9.79)%		24.00%	55.19%	(1.37)%	17.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,065		$6,175	$4,534	$3,084	$7,815
Average net assets (000)	$6,412		$5,521	$3,663	$5,033	$1,011
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.10%	1.10%	1.10%	1.10	%(e)
Expenses before waivers and/or expense reimbursement	1.21	%(e)	1.24%	1.45%	1.41%	3.11	%(e)
Net investment income (loss)	(0.76	)%(e)	(0.78)%	(0.56)%	(0.33)%	(0.86	)%(e)
Portfolio turnover rate(f)	21%		46%	49%	43%	40%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R4 Shares
	Six Months					November 28, 2017(a)
	Ended					through
	March 31,		Year Ended September 30,			September 30,

	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$71.59		$62.48	$43.26	$46.08	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.16)		(0.37)	(0.15)	(0.03)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.45)		14.79	22.74	(0.74)	7.18
Total from investment operations	(5.61)		14.42	22.59	(0.77)	6.96
Less Dividends and Distributions:
Distributions from net realized gains	(8.73)		(5.31)	(3.37)	(2.05)	(2.12)
Net asset value, end of period	$57.25		$71.59	$62.48	$43.26	$46.08
Total Return(c):	(9.66)%		24.30%	55.59%	(1.09)%	17.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,731		$27,267	$6,840	$3,969	$372
Average net assets (000)	$26,595		$11,773	$4,883	$4,125	$38
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.85%	0.85%	0.85%	0.85	%(e)
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.85%	1.12%	1.22%	57.88	%(e)
Net investment income (loss)	(0.48	)%(e)	(0.52)%	(0.31)%	(0.06)%	(0.62	)%(e)
Portfolio turnover rate(f)	21%		46%	49%	43%	40%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    25

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months						September 27, 2017(a)
	Ended						through
	March 31,		Year Ended September 30,				September 30,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$72.29		$62.87	$43.41	$46.19	$38.30	$37.92
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.18)	(0.02)	0.08	0.08	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.54)		14.91	22.85	(0.75)	9.93	0.38
Total from investment operations	(5.61)		14.73	22.83	(0.67)	10.01	0.38
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.06)	-	-
Distributions from net realized gains	(8.73)		(5.31)	(3.37)	(2.05)	(2.12)	-
Total dividends and distributions	(8.73)		(5.31)	(3.37)	(2.11)	(2.12)
							-
Net asset value, end of period	$57.95		$72.29	$62.87	$43.41	$46.19	$38.30
Total Return(d):	(9.55)%		24.64%	55.98%	(0.83)%	27.18%	1.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,291,616		$1,223,868	$609,443	$349,897	$91,625	$13,539
Average net assets (000)	$1,271,836		$951,504	$427,945	$205,755	$50,011	$13,296
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.58%	0.59%	0.60%	0.58	%(g)
Expenses before waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.58%	0.59%	0.62%	0.58	%(g)
Net investment income (loss)	(0.23	)%(g)	(0.26)%	(0.04)%	0.19%	0.18%	(0.43	)%(g)
Portfolio turnover rate(h)	21%		46%	49%	43%	40%	54%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

26

(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    27

Notes to Financial Statements  (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Growth Fund (the “Series”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

28

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Growth Fund    29

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

30

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Growth Fund    31

Notes to Financial Statements  (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “Subadviser”). The Manager pays for the services of Jennison.

32

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to and including $300 million;	0.56%
0.575% on next $2.7 billion of average daily net assets
0.55% on the average daily net asset over $3 billion

The Manager has contractually agreed, through January 31, 2023, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.10***
R4	0.85***
R6	0.60

***Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Growth Fund    33

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit

A	0.30%	—%
C	1.00	—
R	0.75	0.50
Z	N/A	N/A
R2	0.25	—
R4	N/A	N/A
R6	N/A	N/A

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended March 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$706,336

CDSC by Class	Amount
A	$25,540
C	4,112

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$1,710,519,310	$1,963,610,365

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$17,080,339	$528,512,525	$545,592,864	$—	$—	$—	—	$13,818

PGIM Institutional Money Market Fund(1)(b)(wa)
253,992,336	1,948,016,558	1,914,517,085	(143,061)	128,467	287,477,215	287,736,178	62,102(2)
$271,072,675	$2,476,529,083	$2,460,109,949	$(143,061)	$128,467	$287,477,215		$75,920

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Growth Fund    35

Notes to Financial Statements  (unaudited) (continued)

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,670,317,831	$4,287,607,368	$(216,544,615)	$4,071,062,753

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

36

The RIC is authorized to issue 6,625,000,000 shares of common stock at $0.001 par value per share, 1,897,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	125,000,000
B	2,000,000
C	25,000,000
R	220,000,000
Z	825,000,000
T	50,000,000
R2	125,000,000
R4	250,000,000
R6	275,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	25,415	0.1%
C	57	0.1%
R	6,338,900	89.8%
Z	453,729	0.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	40.9%

PGIM Jennison Growth Fund    37

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2022:
Shares sold	1,252,689	$72,856,473
Shares issued in reinvestment of dividends and distributions	4,512,099	271,808,828
Shares purchased	(2,636,589)	(152,566,670)
Net increase (decrease) in shares outstanding before conversion	3,128,199	192,098,631
Shares issued upon conversion from other share class(es)	211,121	12,449,559
Shares purchased upon conversion into other share class(es)	(175,785)	(9,985,908)
Net increase (decrease) in shares outstanding	3,163,535	$194,562,282

Year ended September 30, 2021:
Shares sold	3,290,845	$198,649,789
Shares issued in reinvestment of dividends and distributions	2,834,142	161,007,610
Shares purchased	(5,236,315)	(317,149,642)
Net increase (decrease) in shares outstanding before conversion	888,672	42,507,757
Shares issued upon conversion from other share class(es)	416,899	25,542,629
Shares purchased upon conversion into other share class(es)	(544,310)	(33,381,286)
Net increase (decrease) in shares outstanding	761,261	$34,669,100

Class C
Six months ended March 31, 2022:
Shares sold	260,994	$10,725,904
Shares issued in reinvestment of dividends and distributions	735,280	30,800,876
Shares purchased	(370,307)	(14,676,692)
Net increase (decrease) in shares outstanding before conversion	625,967	26,850,088
Shares issued upon conversion from other share class(es)	459	21,948
Shares purchased upon conversion into other share class(es)	(214,313)	(8,708,081)
Net increase (decrease) in shares outstanding	412,113	$18,163,955

Year ended September 30, 2021:
Shares sold	629,677	$28,460,383
Shares issued in reinvestment of dividends and distributions	452,114	18,979,738
Shares purchased	(604,479)	(27,274,442)
Net increase (decrease) in shares outstanding before conversion	477,312	20,165,679
Shares purchased upon conversion into other share class(es)	(595,304)	(27,095,197)
Net increase (decrease) in shares outstanding	(117,992)	$(6,929,518)

38

Share Class	Shares	Amount

Class R
Six months ended March 31, 2022:
Shares sold	368,273	$16,321,695
Shares issued in reinvestment of dividends and distributions	1,082,946	53,302,609
Shares purchased	(620,864)	(29,382,417)
Net increase (decrease) in shares outstanding before conversion	830,355	40,241,887
Shares purchased upon conversion into other share class(es)	(167)	(10,042)
Net increase (decrease) in shares outstanding	830,188	$40,231,845

Year ended September 30, 2021:
Shares sold	648,184	$32,169,406
Shares issued in reinvestment of dividends and distributions	665,096	31,824,869
Shares purchased	(1,210,978)	(62,709,560)
Net increase (decrease) in shares outstanding before conversion	102,302	1,284,715
Shares purchased upon conversion into other share class(es)	(1,621)	(93,873)
Net increase (decrease) in shares outstanding	100,681	$1,190,842

Class Z
Six months ended March 31, 2022:
Shares sold	6,676,374	$423,046,297
Shares issued in reinvestment of dividends and distributions	7,292,571	493,998,764
Shares purchased	(10,420,373)	(658,217,021)
Net increase (decrease) in shares outstanding before conversion	3,548,572	258,828,040
Shares issued upon conversion from other share class(es)	191,527	12,229,933
Shares purchased upon conversion into other share class(es)	(89,270)	(6,034,060)
Net increase (decrease) in shares outstanding	3,650,829	$265,023,913

Year ended September 30, 2021:
Shares sold	13,862,576	$926,075,850
Shares issued in reinvestment of dividends and distributions	5,040,864	316,616,651
Shares purchased	(20,159,712)	(1,354,886,887)
Net increase (decrease) in shares outstanding before conversion	(1,256,272)	(112,194,386)
Shares issued upon conversion from other share class(es)	621,857	42,168,005
Shares purchased upon conversion into other share class(es)	(1,948,690)	(134,464,047)
Net increase (decrease) in shares outstanding	(2,583,105)	$(204,490,428)

PGIM Jennison Growth Fund    39

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R2
Six months ended March 31, 2022:
Shares sold	16,381	$1,045,730
Shares issued in reinvestment of dividends and distributions	12,223	811,837
Shares purchased	(8,385)	(487,102)
Net increase (decrease) in shares outstanding	20,219	$1,370,465

Year ended September 30, 2021:
Shares sold	14,362	$970,569
Shares issued in reinvestment of dividends and distributions	6,395	396,338
Shares purchased	(6,689)	(442,460)
Net increase (decrease) in shares outstanding	14,068	$924,447

Class R4
Six months ended March 31, 2022:
Shares sold	28,500	$1,901,086
Shares issued in reinvestment of dividends and distributions	39,077	2,629,896
Shares purchased	(33,927)	(2,052,139)
Net increase (decrease) in shares outstanding	33,650	$2,478,843

Year ended September 30, 2021:
Shares sold	323,412	$23,487,506
Shares issued in reinvestment of dividends and distributions	4,169	260,703
Shares purchased	(56,186)	(3,965,498)
Net increase (decrease) in shares outstanding	271,395	$19,782,711

40

Share Class	Shares	Amount

Class R6
Six months ended March 31, 2022:
Shares sold	6,113,264	$387,517,544
Shares issued in reinvestment of dividends and distributions	1,884,503	128,278,135
Shares purchased	(2,641,310)	(169,024,197)
Net increase (decrease) in shares outstanding before conversion	5,356,457	346,771,482
Shares issued upon conversion from other share class(es)	734	45,912
Shares purchased upon conversion into other share class(es)	(164)	(9,261)
Net increase (decrease) in shares outstanding	5,357,027	$346,808,133

Year ended September 30, 2021:
Shares sold	7,646,942	$514,025,484
Shares issued in reinvestment of dividends and distributions	855,538	53,907,477
Shares purchased	(3,099,870)	(211,851,645)
Net increase (decrease) in shares outstanding before conversion	5,402,610	356,081,316
Shares issued upon conversion from other share class(es)	1,835,579	127,335,302
Shares purchased upon conversion into other share class(es)	(152)	(11,533)
Net increase (decrease) in shares outstanding	7,238,037	$483,405,085

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one- month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Jennison Growth Fund    41

Notes to Financial Statements  (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended March 31, 2022. The average daily balance for the 9 days that the Fund had loans outstanding during the period was approximately $5,294,556, borrowed at a weighted average interest rate of 1.30%. The maximum loan outstanding amount during the period was $12,591,000. At March 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

42

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

PGIM Jennison Growth Fund    43

Notes to Financial Statements  (unaudited) (continued)

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

44

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Growth Fund    45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov.Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez,Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GROWTH FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PJFAX	PJFCX	PJGRX	PJFZX	PJFOX	PJFPX	PJFQX

CUSIP	74437E107	74437E305	74437E651	74437E404	74437E420	74437E412	74437E479

MF168E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	May 17, 2022